UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

EatonVance
Investment Managers

Semiannual Report December 31, 2010

WALL ST
AU ST

EATON VANCE PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

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IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions

Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager

David Stein, Ph.D.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
•	U.S. and foreign equities both finished 2010 with positive returns. The six-month period ending December 31, 2010, began with market volatility in developed countries, driven by a variety of concerns, including the European credit crisis, an overheating Chinese economy and U.S. political uncertainties leading up to the mid-term Congressional elections in November. However, emerging-market countries generally showed strong growth, benefiting in part from a global economy that continued to demand raw materials.

•	The period ended on a decidedly higher note for developed countries, particularly in the U.S. Equity investors seemed encouraged by the continued modest growth of the economy and by ongoing signs of improvements in corporate business fundamentals. Investment flows started to favor equities over bonds as longer-term interest rates began to rise toward year end.

•	The U.S. market, as represented by the S&P 500 Index, rose 23.27% for the six months ending December 31, 2010. Markets in the other developed economies of the world also had strong returns, gaining 24.18%, as measured by the MSCI EAFE Index. Meanwhile, the MSCI Emerging Markets Index (the Index), an unmanaged index of emerging markets common stocks, advanced a more-robust 26.69%.[1] The most significant gains were seen in the third quarter of 2010, during which the Index gained more than 18%. Third-quarter returns were led by Chile and Colombia in Latin America, Poland in Eastern Europe, and Thailand in Asia. The fourth quarter of 2010 also produced respectable returns, with Index performance exceeding 7%.
Management Discussion
•	During the six months ending December 31, 2010, the Fund[2] returned 27.51%, more than two-thirds of which occurred during the first three months of the period. While the developed world has kept struggling to find a road to recovery, emerging markets appear to be well on their way. According to International Monetary Fund estimates, emerging-market growth will come in at more than double that of developed countries for 2010. In the third quarter of 2010 alone, capital raised in emerging markets amounted to $138 billion, twice the amount raised in developed markets. In this context, the Fund finished the period with strong performance, ahead of its benchmark (the Index) as well as the Lipper Emerging Markets Funds Average.[1]

•	The Fund’s structural underweight to underperforming China provided the largest enhancement to relative performance, compared to the Index, during the six
Total Return Performance 6/30/10 — 12/31/10

Class I3	27.51%
MSCI Emerging Markets Index[1,4]	26.69
Lipper Emerging Markets Funds Average[1]	27.12
See page 3 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. MSCI Index return reflects dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund changed its name to Eaton Vance Parametric Tax-Managed Emerging Markets Fund from Eaton Vance Tax-Managed Emerging Markets Fund effective November 1, 2010.

[3]	Six-month returns are cumulative. Class I shares are offered at net asset value. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption.

[4]	Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010
INVESTMENT UPDATE AND PORTFOLIO COMPOSITION
months ending December 31, 2010. This was followed by underweights to Chile, the Philippines and Peru. A position in Argentina, which performed well and is not in the Index, also contributed, as did an underweight to Mexico. The largest detractors to relative performance during the period were an underweight position in Taiwan, which performed well, followed by an underweight in South Korea, which also had strong returns.
Portfolio Composition
Sector Weightings1
By net assets

[1]	As a percentage of the Fund’s net assets as of 12/31/10.
Regional Weightings2
By total common stocks

[2]	As a percentage of the Fund’s total common stocks as of 12/31/10.
Top 10 Holdings3
By net assets

America Movil SAB de CV, Series L	1.3%
OAO Gazprom ADR	1.1
MTN Group, Ltd.	1.0
Samsung Electronics Co., Ltd.	1.0
Sberbank of Russian Federation	0.9
China Mobile, Ltd.	0.8
Grupo Mexico SAB de CV, Series B	0.7
Grupo Financiero Banorte SA de CV, Class O	0.6
China Construction Bank, Class H	0.6
CEZ AS	0.5

[3]	Top 10 Holdings represented 8.5% of the Fund’s net assets as of 12/31/10. Excludes cash equivalents.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended December 31, 2010)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	10 Years	Life of Fund[1]
Return Before Taxes	23.34%	14.47%	19.02%	16.29%
Return After Taxes on Distributions	23.05	14.26	18.54	15.77
Return After Taxes on Distributions and Sale of Fund Shares	15.63	12.81	17.20	14.69
Returns Reflecting the Redemption Fee (Class I)

	One Year	Five Years	10 Years	Life of Fund[1]
Return Before Taxes	20.92%	14.05%	18.83%	16.15%
Return After Taxes on Distributions	20.63	13.84	18.34	15.61
Return After Taxes on Distributions and Sale of Fund Shares	14.05	12.44	17.01	14.55
Total Annual Operating Expenses (Class I)2

Expense Ratio	0.96%

[1]	Class I commenced operations on 6/30/98. The Fund’s performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

[2]	Source: Prospectus dated 11/1/10.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 – December 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(7/1/10)	(12/31/10)	(7/1/10 – 12/31/10)

Actual
Class I	$1,000.00	$1,275.10	$5.51

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.40	$4.89

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2010.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value

Argentina — 0.9%

Banco Macro SA, Class B	130,676	$641,859
Banco Macro SA, Class B ADR	71,000	3,564,200
BBVA Banco Frances SA	76,594	296,151
BBVA Banco Frances SA ADR	23,099	267,948
Cresud SA ADR(1)	129,731	2,462,294
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	1,576,930
IRSA Inversiones y Representaciones SA	119,544	190,307
IRSA Inversiones y Representaciones SA ADR	57,300	921,957
Ledesma SAAI	259,501	529,461
MercadoLibre, Inc.(1)	49,000	3,265,850
Molinos Rio de la Plata SA, Class B	93,310	655,755
Petrobras Energia SA ADR	72,987	1,925,397
Siderar SAIC	120,100	1,055,791
Telecom Argentina SA ADR	181,200	4,510,068
Telecom Argentina SA, Class B	229,824	1,157,804
Transportadora de Gas del Sur SA	252,923	293,697

		$23,315,469

Botswana — 0.5%

Barclays Bank of Botswana	1,191,347	$1,015,296
Botswana Insurance Holdings Ltd.	298,665	497,490
First National Bank of Botswana	7,511,600	2,573,096
Letshego	14,326,403	4,162,268
Sechaba Breweries Ltd.	1,086,400	1,829,830
Sefalana Holding Co.(1)	991,000	415,164
Standard Chartered Bank Botswana	850,790	1,062,549

		$11,555,693

Brazil — 6.0%

AES Tiete SA, PFC Shares	53,416	$772,280
All America Latina Logistica SA (Units)	232,400	2,100,000
Anhanguera Educacional Participacoes SA	17,100	412,048
B2W Companhia Global do Varejo	20,200	383,313
Banco Bradesco SA	72,600	1,123,988
Banco Bradesco SA, PFC Shares	285,923	5,623,727
Banco do Brasil SA	108,199	2,047,959
Banco Santander Brasil SA	108,000	1,467,108
BM&F Bovespa SA	345,000	2,728,825
Bombril SA, PFC Shares	100,000	568,675
Bradespar SA, PFC Shares	39,200	1,022,978
Brasil Telecom SA, PFC Shares(1)	116,635	843,145
Braskem SA, PFC Shares	61,000	748,536
BRF-Brasil Foods SA	185,666	3,057,897
Centrais Eletricas Brasileiras SA	44,000	589,494
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	121,782	1,962,451
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	30,650	1,279,545
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	406	16,949
Cia de Bebidas das Americas, PFC Shares	347,325	10,570,397
Cia de Companhia de Concessoes Rodoviarias (CCR)	78,800	2,226,337
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	1,072,447
Cia de Saneamento de Minas Gerais-Copasa MG	20,000	345,783
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	858,465
Cia Energetica de Minas Gerais, PFC Shares	155,450	2,501,247
Cia Energetica de Sao Paulo, PFC Shares	76,200	1,239,398
Cia Hering	33,600	546,506
Cia Paranaense de Energia-Copel, PFC Shares	36,800	920,000
Cia Siderurgica Nacional SA (CSN)	120,600	1,937,592
Cielo SA	274,000	2,220,060
Contax Participacoes SA, PFC Shares	30,200	581,987
Cosan SA Industria e Comercio	52,100	866,555
CPFL Energia SA	60,600	1,504,048
Cyrela Brazil Realty SA	85,724	1,128,355
Diagnosticos da America SA	77,600	1,051,807
Duratex SA	116,036	1,247,737
EcoRodovias Infraestrutura e Logistica SA	48,000	369,542
EDP-Energias do Brasil SA	27,800	648,276
Eletropaulo Metropolitana SA, PFC Shares	33,568	649,318
Embratel Participacoes SA	37,424,000	221,162
Embratel Participacoes SA, PFC Shares	67,000,000	395,542
Empresa Brasileira de Aeronautica SA	247,732	1,760,987
Fibria Celulose SA(1)	11,285	180,084
Gafisa SA	94,800	687,586
Gerdau SA, PFC Shares	124,400	1,698,884
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	559,458
Hypermarcas SA(1)	74,300	1,008,421
Itau Unibanco Holding SA, PFC Shares	382,892	9,177,875
Itausa-Investimentos Itau SA, PFC Shares	932,392	7,414,201
JBS SA	164,700	711,385
Klabin SA, PFC Shares	147,000	518,042
Light SA	41,500	635,750
LLX Logistica SA(1)	154,000	438,807
Localiza Rent a Car SA	40,900	662,777
Lojas Americanas SA, PFC Shares	288,359	2,659,504
Lojas Renner SA	29,000	985,301
Lupatech SA(1)	35,700	414,636
Marcopolo SA, PFC Shares	171,300	721,317

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Brazil (continued)

Metalurgica Gerdau SA, PFC Shares	31,400	$506,940
MPX Energia SA(1)	20,100	318,936
MRV Engenharia e Participacoes SA	117,600	1,105,865
Natura Cosmeticos SA	35,000	1,005,512
OGX Petroleo e Gas Participacoes SA(1)	215,000	2,590,361
PDG Realty SA Empreendimentos e Participacoes	264,000	1,615,807
Petroleo Brasileiro SA	275,200	5,064,675
Petroleo Brasileiro SA ADR	187,400	6,403,458
Petroleo Brasileiro SA, PFC Shares	480,800	7,904,236
PortX Operacoes Portuarias SA(1)	154,000	344,181
Randon Participacoes SA, PFC Shares	95,550	707,415
Redecard SA	168,700	2,139,238
Souza Cruz SA	28,900	1,573,657
Suzano Papel e Celulose SA	25,000	222,590
TAM SA, PFC Shares	32,800	769,812
Tele Norte Leste Participacoes SA	11,200	217,928
Tele Norte Leste Participacoes SA, PFC Shares	95,800	1,401,796
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	391,138
Telemar Norte Leste SA, PFC Shares	16,900	486,231
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	463,672
Tim Participacoes SA(1)	75,000	307,681
Tim Participacoes SA, PFC Shares	302,932	1,005,515
Totvs SA	13,400	1,364,217
Tractebel Energia SA	56,300	930,985
Ultrapar Participacoes SA, PFC Shares	25,912	1,640,573
Usinas Siderurgicas de Minas Gerais SA	20,700	266,232
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	63,000	727,157
Vale SA	189,400	6,312,953
Vale SA, PFC Shares	420,292	12,279,616
Vivo Participacoes SA, PFC Shares	72,318	2,322,018
Weg SA	130,700	1,716,422

		$154,193,311

Bulgaria — 0.1%

Albena Invest Holding PLC	19,550	$74,738
Bulgarian American Credit Bank JSCO(1)	38,300	264,625
Bulgartabak Holding	3,450	73,047
CB First Investment Bank AD(1)	54,000	79,212
Chimimport AD(1)	487,988	772,586
Corporate Commercial Bank AD	19,900	860,799
Doverie Holding AD(1)	40,000	94,125
Industrial Holding Bulgaria PLC(1)	210,365	142,184
Olovno Tzinkov Komplex AD(1)	33,800	236,306
Petrol AD(1)	76,205	414,551
Sopharma AD(1)	303,500	806,637
Vivacom(1)	32,300	80,725

		$3,899,535

Chile — 3.1%

Administradora de Fondos de Pensiones Provida SA ADR	14,500	$1,155,795
AES Gener SA	1,922,700	1,051,733
Almendral SA	7,092,000	919,839
Antarchile SA, Series A	28,200	638,718
Banco de Chile	10,817,679	1,594,914
Banco de Chile ADR	21,946	1,939,588
Banco de Credito e Inversiones	47,224	3,310,725
Banco Santander Chile SA ADR	39,122	3,656,733
Besalco SA	237,400	507,265
Cap SA	47,300	2,520,645
Cencosud SA	657,500	5,170,086
Cia Cervecerias Unidas SA ADR	32,100	1,937,235
Cia Electro Metalurgica SA	17,500	306,587
Cia General de Electricidad SA	116,110	749,257
Cia SudAmericana de Vapores SA(1)	609,456	759,216
Colbun SA	4,408,500	1,262,263
Corpbanca SA	83,071,400	1,544,099
Corpbanca SA ADR	17,000	1,572,840
Embotelladora Andina SA, Series A ADR	25,100	597,380
Embotelladora Andina SA, Series B ADR	28,200	853,614
Empresa Nacional de Electricidad SA ADR	65,059	3,656,966
Empresas CMPC SA	65,800	3,507,927
Empresas Copec SA	348,400	6,774,444
Empresas La Polar SA	162,400	1,176,359
Enersis SA	1,248,200	579,826
Enersis SA ADR	126,871	2,945,945
ENTEL SA	77,200	1,349,515
Grupo Security SA	1,066,690	505,994
Invercap SA	51,300	635,769
Inversiones Aguas Metropolitanas SA	211,100	345,067
Lan Airlines SA	21,000	655,128
Lan Airlines SA ADR	90,300	2,779,434
Madeco SA	15,429,800	933,041
Masisa SA(1)	5,792,050	934,401
Minera Valparaiso SA	28,200	1,062,622
Parque Arauco SA	498,800	1,215,026
Quinenco SA	324,000	1,177,615
Ripley Corp. SA	258,800	359,444
S.A.C.I. Falabella SA	681,600	7,631,590
Salfacorp SA	620,700	2,240,090
Sigdo Koppers SA	179,600	410,624

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Chile (continued)

Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	$1,390,667
Sociedad Quimica y Minera de Chile SA	20,950	1,163,844
Sociedad Quimica y Minera de Chile SA, Series B ADR	28,700	1,676,654
Sonda SA	736,300	1,843,897
Vina Concha y Toro SA ADR	25,800	1,238,400

		$80,238,821

China — 9.0%

Agile Property Holdings, Ltd.	298,000	$440,329
Agricultural Bank of China, Ltd., Class H(1)	3,774,000	1,888,017
Air China, Ltd., Class H(1)	910,000	1,015,678
Alibaba.com, Ltd.	523,500	942,618
Aluminum Corp. of China, Ltd., Class H(1)	1,358,000	1,237,666
Angang Steel Co., Ltd., Class H	428,000	653,605
Anhui Conch Cement Co., Ltd., Class H	290,000	1,357,880
Anta Sports Products, Ltd.	448,000	717,646
AsiaInfo-Linkage, Inc.(1)	10,500	173,985
Baidu, Inc. ADR(1)	86,600	8,359,498
Bank of China, Ltd., Class H	12,916,000	6,825,619
Bank of Communications, Ltd., Class H	1,413,000	1,421,990
BBMG Corp., Class H	425,000	578,124
Beijing Capital International Airport Co., Ltd., Class H	596,000	318,059
Beijing Enterprises Holdings, Ltd.	185,500	1,143,777
Beijing North Star Co., Ltd., Class H	1,580,000	428,766
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	388,612
BYD Co., Ltd., Class H	266,000	1,400,200
Chaoda Modern Agriculture Holdings, Ltd.	1,433,660	1,078,815
China Agri-Industries Holdings, Ltd.	725,000	824,345
China Bluechemical, Ltd., Class H	850,000	614,320
China CITIC Bank, Class H	1,743,000	1,127,304
China Coal Energy Co., Class H	1,233,000	1,923,254
China Communications Construction Co., Ltd., Class H	1,677,000	1,463,743
China Communications Services Corp., Ltd., Class H	718,000	427,534
China Construction Bank, Class H	15,773,580	14,191,534
China COSCO Holdings Co., Ltd., Class H(1)	1,125,650	1,192,256
China Dongxiang (Group) Co., Ltd.	1,553,000	678,528
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	727,139
China Everbright International, Ltd.	675,000	353,988
China Everbright, Ltd.	456,000	1,027,936
China Foods, Ltd.	460,000	292,872
China High Speed Transmission Equipment Group Co., Ltd.	310,000	478,156
China International Marine Containers Co., Ltd., Class B	413,812	957,645
China Life Insurance Co., Ltd., Class H	1,640,000	6,666,928
China Longyuan Power Group Corp., Class H(1)	1,303,000	1,192,770
China Mengniu Dairy Co., Ltd.	603,000	1,597,788
China Merchants Bank Co., Ltd., Class H	800,000	2,026,261
China Merchants Holdings (International) Co., Ltd.	824,000	3,252,677
China Merchants Property Development Co., Ltd., Class B	588,654	1,116,303
China Minsheng Banking Corp, Ltd., Class H	720,000	617,335
China Mobile, Ltd.	2,164,400	21,473,618
China National Building Material Co., Ltd., Class H	330,000	754,662
China National Materials Co., Ltd., Class H	596,000	480,577
China Oilfield Services, Ltd., Class H	564,000	1,213,939
China Overseas Land & Investment, Ltd.	828,360	1,533,576
China Pacific Insurance (Group) Co., Ltd., Class H	215,600	893,959
China Petroleum & Chemical Corp., Class H	4,906,000	4,694,000
China Railway Construction Corp., Class H	644,000	774,445
China Railway Group, Ltd., Class H	1,290,000	930,595
China Resources Enterprise, Ltd.	532,000	2,178,546
China Resources Land, Ltd.	362,000	657,393
China Resources Power Holdings Co., Ltd.	755,000	1,368,474
China Shenhua Energy Co., Ltd., Class H	804,000	3,369,511
China Shipping Container Lines Co., Ltd., Class H(1)	1,241,000	550,427
China Shipping Development Co., Ltd., Class H	428,000	569,811
China Southern Airlines Co., Ltd., Class H(1)	876,500	537,181
China Taiping Insurance Holdings Co., Ltd.,(1)	152,800	468,351
China Telecom Corp., Ltd., Class H	6,078,000	3,152,439
China Travel International Investment Hong Kong, Ltd.(1)	1,660,000	373,524
China Unicom, Ltd.	2,036,290	2,909,192
China Vanke Co., Ltd., Class B	1,185,417	1,463,673
China Yurun Food Group, Ltd.	461,000	1,522,559
China Zhongwang Holdings, Ltd.	541,200	301,212
Chongqing Changan Automobile Co., Ltd., Class B	723,024	611,659
Citic Pacific, Ltd.	628,000	1,618,872
CNOOC, Ltd.	4,433,500	10,610,402
Cosco Pacific, Ltd.	642,000	1,120,621
Ctrip.com International, Ltd. ADR(1)	61,900	2,503,855
Datang International Power Generation Co., Ltd., Class H	1,504,000	533,675
Dazhong Transportation Group Co., Ltd., Class B	633,875	459,367
Dongfeng Motor Corp., Class H	1,298,000	2,238,838
Focus Media Holding, Ltd. ADR(1)	55,700	1,221,501
FU JI Food & Catering Services(1)(4)	133,000	0
Golden Eagle Retail Group, Ltd.	327,000	802,921
Great Wall Motor Co., Ltd., Class H	164,500	513,945
Guangdong Investment, Ltd.	954,000	495,429
Guangzhou Automobile Group Co., Ltd., Class H	896,857	1,241,532
Guangzhou R&F Properties Co., Ltd., Class H	242,400	347,117

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

China (continued)

Hangzhou Steam Turbine Co., Ltd., Class B	273,307	$565,462
Hidili Industry International Development, Ltd.	304,000	255,580
Huaneng Power International, Inc., Class H	1,448,000	768,139
Industrial & Commercial Bank of China, Ltd., Class H	11,495,000	8,527,903
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	697,188
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,510,328
Jiangsu Expressway Co., Ltd., Class H	352,000	403,711
Jiangxi Copper Co., Ltd., Class H	432,000	1,421,225
Kingboard Chemical Holdings, Ltd.	224,000	1,341,143
Kunlun Energy Co., Ltd.	574,000	885,977
Lee & Man Paper Manufacturing, Ltd.	431,000	326,313
Lenovo Group, Ltd.	1,700,000	1,079,731
Li Ning Co., Ltd.	287,500	609,970
Lianhua Supermarket Holdings Ltd., Class H	130,000	621,013
Lonking Holdings, Ltd.	1,070,000	591,335
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	735,560
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	350,501
Mindray Medical International, Ltd. ADR	31,500	831,600
NetEase.com, Inc. ADR(1)	46,000	1,662,900
New Oriental Education & Technology Group Inc. ADR(1)	14,900	1,567,927
Nine Dragons Paper Holdings, Ltd.	545,000	772,019
Parkson Retail Group, Ltd.	750,500	1,153,939
PetroChina Co., Ltd., Class H	5,962,300	7,800,181
PICC Property & Casualty Co., Ltd., Class H(1)	600,000	871,096
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	3,708,280
Qingling Motors Co., Ltd., Class H	1,448,966	434,220
Renhe Commercial Holdings Co., Ltd.	2,626,000	455,768
Semiconductor Manufacturing International Corp.(1)	5,725,000	422,588
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	475,680
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	128,000	362,284
Shanghai Diesel Engine Co., Ltd., Class B	534,000	479,161
Shanghai Electric Group Co., Ltd., Class H	934,000	616,196
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	273,962
Shanghai Industrial Holdings, Ltd.	175,000	753,776
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,048,460
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	245,527
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	533,218
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	269,677
Shimao Property Holdings, Ltd.	301,000	454,307
SINA Corp.(1)	25,700	1,768,674
Sino-Ocean Land Holdings, Ltd.	794,500	520,095
Sinofert Holdings, Ltd.(1)	650,000	336,633
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	843,466
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	1,628,964
Sinopharm Group Co., Ltd., Class H	236,400	823,711
Sohu.com, Inc.(1)	10,500	666,645
Sound Global, Ltd.(1)	378,000	244,999
Suntech Power Holdings Co., Ltd. ADR(1)	48,000	384,480
Tencent Holdings, Ltd.	269,400	5,921,239
Tingyi (Cayman Islands) Holding Corp.	1,184,000	3,060,958
Travelsky Technology, Ltd., Class H	812,000	847,220
Tsingtao Brewery Co., Ltd., Class H	1,124,000	5,909,126
Want Want China Holdings, Ltd.	2,580,000	2,269,423
Weichai Power Co., Ltd., Class H	114,000	703,791
Wumart Stores, Inc., Class H	244,000	602,342
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	1,037,949
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,105,957
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,671,666
Zhejiang Expressway Co., Ltd., Class H	436,000	427,777
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	727,666
Zijin Mining Group Co., Ltd., Class H	1,080,000	984,634
ZTE Corp., Class H	492,180	1,957,804

		$229,941,962

Colombia — 1.5%

Almacenes Exito SA	359,734	$4,376,764
Banco de Bogota	14,000	422,187
Bancolombia SA ADR, PFC Shares	99,700	6,172,427
Cementos Argos SA	284,000	1,686,250
Cia Colombiana de Inversiones SA	566,260	1,701,729
Cia de Cemento Argos SA	341,000	3,534,323
Corporacion Financiera Colombiana SA	16,571	296,429
Ecopetrol SA	1,889,400	4,034,656
Empresa de Telecommunicaciones de Bogota SA(1)	1,807,100	630,603
Grupo Aval Acciones y Valores SA	1,192,000	1,055,417
Grupo de Inversiones Suramericana	174,400	3,404,433
Grupo Nacional de Chocolates SA	222,900	3,146,141
Interconexion Electrica SA	591,600	4,344,562
ISAGEN SA ESP	857,500	1,161,198
Promigas SA	27,000	476,016
Tableros y Maderas de Caldas	54,336,100	277,341
Textiles Fabricato Tejicondor SA(1)	34,115,900	477,978

		$37,198,454

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Croatia — 0.8%

Adris Grupa DD, PFC Shares	41,150	$1,960,223
Atlantic Grupa DD	3,250	473,654
Atlantska Plovidba DD	15,437	2,063,142
Croatia Osiguranje DD(1)	160	152,221
Dalekovod DD(1)	20,940	982,547
Ericsson Nikola Tesla	5,610	1,382,301
Hrvatski Telekom DD	152,650	7,979,816
INA Industrija Nafte DD(1)	2,941	1,697,970
Institut IGH DD(1)	2,210	672,176
Koncar-Elektroindustrija DD(1)	2,370	227,598
Kras DD	1,645	129,252
Petrokemija DD(1)	17,450	531,161
Podravka Prehrambena Industrija DD(1)	21,750	1,194,365
Privredna Banka Zagreb DD	3,310	338,578
Riviera Holding DD(1)	3,830	109,299

		$19,894,303

Czech Republic — 1.5%

CEZ AS	314,770	$13,143,573
Komercni Banka AS	31,400	7,429,487
Komercni Banka AS GDR	27,154	2,141,850
New World Resources NV, Class A	491,200	7,083,788
Philip Morris CR AS	3,060	1,677,267
Telefonica 02 Czech Republic AS	192,400	3,923,299
Unipetrol AS(1)	322,100	3,388,602

		$38,787,866

Egypt — 1.6%

Alexandria Mineral Oils Co.	49,000	$369,716
Arab Cotton Ginning	1,380,400	1,043,346
Citadel Capital Co.(1)	237,700	378,418
Commercial International Bank	665,290	5,418,716
Eastern Tobacco	55,400	1,145,220
Egypt Kuwaiti Holding Co.	838,851	1,416,216
Egyptian Financial & Industrial Co.(1)	137,064	441,141
Egyptian Financial Group-Hermes Holding SAE	375,200	2,167,932
Egyptian for Tourism Resorts(1)	3,501,400	1,207,164
Egyptian International Pharmaceutical Industrial Co.	44,132	284,710
El Ezz Aldekhela Steel Alexa Co.	4,750	641,015
El Kahera Housing & Development Co. SAE	234,800	251,386
El Sewedy Cables Holding Co.(1)	79,170	731,390
El Watany Bank of Egypt	43,866	202,559
Ezz Steel(1)	523,500	1,777,683
Ghabbour Auto	83,300	624,068
International Hotel Holdings(1)(4)	11,863	0
Juhayna Food Industries(1)	366,500	378,375
Maridive & Oil Services SAE	445,440	1,592,598
Medinet Nasr for Housing(1)	56,250	305,076
Misr Cement (Qena)	18,251	317,545
MobiNil-Egyptian Co. for Mobil Services	49,078	1,385,421
National Societe General Bank	83,451	710,638
Nile Cotton Ginning Co.(1)	125,000	351,424
Olympic Group Financial Investments	67,971	479,664
Orascom Construction Industries (OCI)	117,901	5,850,884
Orascom Telecom Holding SAE(1)	4,708,210	3,494,708
Oriental Weavers Co.	70,181	414,268
Palm Hills Developments SAE(1)	412,500	445,678
Pioneers Holding	547,300	301,764
Sidi Kerir Petrochemicals Co.	493,500	1,210,051
Six of October Development & Investment Co.(1)	21,701	397,727
South Valley Cement	485,000	426,882
Suez Cement Co.	42,400	277,867
Talaat Moustafa Group(1)	1,118,400	1,657,359
Telecom Egypt	557,900	1,742,943

		$39,841,552

Estonia — 0.4%

AS Baltika(1)	226,000	$343,096
AS Merko Ehitus	75,000	903,566
AS Nordecon International(1)	223,282	417,866
AS Olympic Entertainment Group(1)	803,899	1,594,423
AS Tallink Group, Ltd.(1)	5,354,470	5,642,709
AS Tallinna Kaubamaja	202,800	1,678,950
AS Tallinna Vesi	35,235	371,497

		$10,952,107

Ghana — 0.3%

Aluworks Ghana, Ltd.(1)	1,810,900	$146,237
CAL Bank, Ltd.	3,266,254	681,385
Ghana Commercial Bank, Ltd.	1,384,370	2,515,342
HFC Bank Ghana, Ltd.	3,899,473	1,154,622
Produce Buying Co., Ltd.	650,000	59,051
SG-SSB, Ltd.	740,000	318,708
Standard Chartered Bank of Ghana, Ltd.	34,600	1,051,505
Unilever Ghana, Ltd.	249,000	953,439

		$6,880,289

Hungary — 1.5%

EGIS Rt.	12,478	$1,204,947
FHB Mortgage Bank Rt.(1)	61,300	281,282

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Hungary (continued)

Magyar Telekom Rt.	1,937,834	$4,802,217
Magyar Telekom Rt. ADR	37,300	451,330
MOL Hungarian Oil & Gas Rt.(1)	111,345	11,121,753
OTP Bank Rt.(1)	534,800	12,902,476
Richter Gedeon Rt.	41,822	8,551,159

		$39,315,164

India — 5.8%

ABB, Ltd.	10,000	$178,873
ACC, Ltd.	28,800	692,247
Adani Enterprises, Ltd.	49,500	717,269
Adani Power, Ltd.(1)	117,100	341,432
Aditya Birla Nuvo, Ltd.	14,406	269,854
Allahabad Bank, Ltd.	64,000	321,648
Andhra Bank	55,000	184,986
Apollo Hospitals Enterprise, Ltd.	31,400	319,459
Ashok Leyland, Ltd.	123,000	175,792
Asian Paints, Ltd.	8,000	515,960
Axis Bank, Ltd.	88,800	2,675,614
Bajaj Auto, Ltd.	22,200	760,927
Bajaj Auto, Ltd. GDR(2)	14,404	496,401
Bajaj Finserv, Ltd. GDR(2)	7,202	74,549
Bajaj Holdings & Investment, Ltd.	11,100	216,106
Balrampur Chini Mills, Ltd.	145,600	287,034
Bank of India	43,100	437,478
Bharat Electronics, Ltd.	5,000	200,135
Bharat Forge, Ltd.	42,200	356,148
Bharat Heavy Electricals, Ltd.	36,500	1,904,466
Bharat Petroleum Corp., Ltd.	36,000	528,855
Bharti Airtel, Ltd.	941,800	7,517,784
Biocon, Ltd.	38,400	361,281
Cairn India, Ltd.(1)	141,400	1,052,936
Canara Bank, Ltd.	21,500	317,669
Century Textiles & Industries, Ltd.	12,000	115,351
Cipla, Ltd.	161,400	1,332,664
Colgate-Palmolive (India), Ltd.	23,100	449,369
Container Corp. of India, Ltd.	20,800	590,351
Corporation Bank	17,000	241,416
Crompton Greaves, Ltd.	67,900	470,792
Cummins India, Ltd.	23,000	402,108
Dabur India, Ltd.	278,000	624,717
Divi’s Laboratories, Ltd.	14,000	201,602
Dr. Reddy’s Laboratories, Ltd.	13,300	496,858
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	990,528
Educomp Solutions, Ltd.	38,500	457,403
Essar Oil, Ltd.(1)	178,500	548,520
Financial Technologies India, Ltd.	3,500	69,947
GAIL (India), Ltd.	80,250	918,941
GAIL (India), Ltd. GDR(2)	25,050	1,703,400
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	422,941
Glenmark Pharmaceuticals, Ltd.	68,000	554,917
GMR Infrastructure(1)	862,700	884,389
Grasim Industries, Ltd. GDR(2)	13,300	692,977
Great Eastern Shipping Co., Ltd. (The)	15,200	116,846
GTL, Ltd.	34,000	315,899
Gujarat Ambuja Cements, Ltd.	159,800	510,214
HCL Technologies, Ltd.	49,700	505,573
HDFC Bank, Ltd.	51,200	2,656,966
HDFC Bank, Ltd. ADR	7,700	1,286,747
Hero Honda Motors, Ltd.	38,542	1,712,754
Hindalco Industries, Ltd.	201,210	1,107,558
Hindustan Construction, Ltd.	142,600	156,357
Hindustan Petroleum Corp., Ltd.	42,500	372,421
Hindustan Unilever, Ltd.	441,209	3,078,097
Hindustan Zinc, Ltd.	19,900	606,027
Housing Development & Infrastructure, Ltd.(1)	134,301	584,150
Housing Development Finance Corp., Ltd.	445,000	7,230,763
I-Flex Solutions, Ltd.(1)	4,000	208,588
ICICI Bank, Ltd.	119,100	3,032,451
ICICI Bank, Ltd. ADR	21,000	1,063,440
IDBI Bank, Ltd.	74,000	273,615
Idea Cellular, Ltd.(1)	867,701	1,340,582
Indiabulls Real Estate, Ltd.(1)	117,000	360,990
Indian Hotels Co., Ltd.	173,820	375,960
Indian Oil Corp., Ltd.	135,300	1,038,909
Infosys Technologies, Ltd.	147,951	11,352,335
Infrastructure Development Finance Co., Ltd.	271,900	1,112,660
ITC, Ltd.	1,223,800	4,788,450
IVRCL Infrastructures & Projects, Ltd.	43,200	124,474
Jain Irrigation Systems, Ltd.	63,500	299,007
Jaiprakash Associates, Ltd.	296,250	701,652
Jammu & Kashmir Bank, Ltd.	12,000	212,020
Jindal Steel & Power, Ltd.	110,700	1,761,295
JSW Energy, Ltd.	187,100	416,913
JSW Steel, Ltd.	30,700	804,665
Kotak Mahindra Bank, Ltd.	64,000	646,755
Lanco Infratech, Ltd.(1)	599,000	851,115
Larsen & Toubro, Ltd.	38,200	1,689,603
Larsen & Toubro, Ltd. GDR(2)	48,000	2,127,971
LIC Housing Finance, Ltd.	150,000	655,672
Lupin, Ltd.	71,500	769,948
Mahindra & Mahindra, Ltd.	141,400	2,461,494
Maruti Suzuki India, Ltd.	50,500	1,609,666

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

India (continued)

Motor Industries Co., Ltd.	3,900	$547,205
Mphasis, Ltd.	27,000	406,508
Mundra Port & Special Economic Zone, Ltd.	361,400	1,161,476
Nagarjuna Construction Co., Ltd.	37,800	119,142
National Aluminium Co., Ltd.	24,000	209,839
Nestle India, Ltd.	12,100	1,041,820
Neyveli Lignite Corp., Ltd.	78,000	233,993
NHPC, Ltd.	849,800	535,789
Nicholas Piramal India, Ltd.	56,200	588,885
NTPC, Ltd.	737,600	3,315,175
Oil & Natural Gas Corp., Ltd.	143,350	4,139,740
Patni Computer Systems, Ltd.	14,000	148,680
Petronet LNG, Ltd.	94,000	261,988
Power Grid Corporation of India, Ltd.	475,600	1,045,448
Punjab National Bank, Ltd.	13,000	355,205
Ranbaxy Laboratories, Ltd. GDR(1)(2)	70,500	954,570
Reliance Capital, Ltd.	62,100	926,408
Reliance Communications, Ltd.	560,800	1,824,473
Reliance Communications, Ltd. GDR(3)	42,816	139,178
Reliance Industries, Ltd.	339,112	8,022,449
Reliance Industries, Ltd. GDR(3)	42,816	2,036,804
Reliance Infrastructure, Ltd.	80,200	1,515,384
Reliance Infrastructure, Ltd. GDR	5,900	338,070
Reliance Power, Ltd.(1)	619,725	2,186,672
Satyam Computer Services, Ltd.(1)	220,900	326,066
Sesa Goa, Ltd.	100,000	735,561
Shipping Corp. of India, Ltd.	49,500	144,651
Siemens India, Ltd.	37,200	680,973
State Bank of India	17,700	1,111,505
State Bank of India GDR	25,100	3,250,450
Steel Authority of India, Ltd.	156,000	636,222
Sterlite Industries (India), Ltd.	213,200	886,595
Sun Pharmaceuticals Industries, Ltd.	162,000	1,750,061
Tata Chemicals, Ltd.	22,000	194,330
Tata Communications, Ltd.(1)	47,000	268,372
Tata Consultancy Services, Ltd.	130,980	3,409,467
Tata Motors, Ltd.	32,700	953,209
Tata Motors, Ltd. ADR	19,800	580,932
Tata Power Co., Ltd.	70,600	2,160,900
Tata Steel, Ltd.	60,000	912,577
Tata Tea, Ltd.	156,000	377,517
Titan Industries, Ltd.	6,000	482,060
Torrent Power, Ltd.	65,000	399,734
Ultra Tech Cement, Ltd.	7,000	169,029
Ultra Tech Cement, Ltd. GDR(2)	3,800	184,285
United Phosphorus, Ltd.	112,000	433,963
United Spirits, Ltd.	29,500	965,943
Voltas, Ltd.	86,500	421,648
Wipro, Ltd.	101,666	1,115,887
Wipro, Ltd. ADR	21,833	337,757
Zee Entertainment Enterprises, Ltd.	242,000	795,431
Zee Learn, Ltd.(1)	30,250	18,841

		$149,153,563

Indonesia — 2.9%

Aneka Tambang Tbk PT	8,587,500	$2,330,560
Astra Argo Lestari Tbk PT	319,000	925,864
Astra International Tbk PT	1,347,500	8,143,508
Bakrie Sumatera Plantations Tbk PT	10,258,500	443,291
Bank Central Asia Tbk PT	8,850,500	6,275,318
Bank Danamon Indonesia Tbk PT	2,391,681	1,509,047
Bank Mandiri Tbk PT	5,487,000	3,945,614
Bank Negara Indonesia Persero Tbk PT	2,149,000	922,172
Bank Pan Indonesia Tbk PT(1)	3,525,272	445,493
Bank Rakyat Indonesia PT	4,290,000	4,990,271
Barito Pacific Tbk PT(1)	5,662,500	733,438
Bumi Resources Tbk PT	14,544,000	4,872,305
Gudang Garam Tbk PT	420,000	1,862,076
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	603,599
Indocement Tunggal Prakarsa Tbk PT	1,149,500	2,030,080
Indofood Sukses Makmur Tbk PT	2,640,500	1,425,736
Indosat Tbk PT	1,592,500	950,572
International Nickel Indonesia Tbk PT	2,462,000	1,329,280
Kalbe Farma Tbk PT	2,484,000	894,563
Lippo Karawaci Tbk PT	6,000,000	452,194
Matahari Putra Prima Tbk PT	1,600,000	262,867
Medco Energi Internasional Tbk PT	1,397,000	522,662
Perusahaan Gas Negara PT	8,674,000	4,255,566
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	454,000	646,517
Ramayana Lestari Sentosa Tbk PT	4,100,000	385,769
Semen Gresik (Persero) Tbk PT	2,655,000	2,780,295
Tambang Batubara Bukit Asam Tbk PT	948,000	2,410,320
Telekomunikasi Indonesia Tbk PT	7,450,160	6,573,671
Unilever Indonesia Tbk PT	969,700	1,773,850
United Tractors Tbk PT	3,099,500	8,174,619

		$72,871,117

Jordan — 0.7%

Arab Bank PLC	517,575	$7,297,822
Arab Potash Co. PLC	54,500	3,349,463
Bank of Jordan	95,150	394,297
Capital Bank of Jordan(1)	500,415	1,088,781

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Jordan (continued)

Jordan Ahli Bank	69,300	$186,074
Jordan Petroleum Refinery	110,800	815,857
Jordan Phosphate Mines	39,200	937,632
Jordan Steel	203,000	620,499
Jordan Telecom Corp.	97,100	738,059
Jordanian Electric Power Co.	243,901	1,423,158
Lafarge Jordan Cement	24,700	165,760
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	340,900	210,032
Taameer Jordan Holdings PSC(1)	1,024,400	575,395
Union Land Development(1)	156,800	369,685
United Arab Investors(1)	940,700	542,230

		$18,714,744

Kazakhstan — 0.8%

Eurasian Natural Resources Corp.	343,000	$5,640,453
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)	356,000	3,578,530
Kazakhmys PLC	274,700	6,973,142
KazMunaiGas Exploration Production GDR	244,826	4,855,327

		$21,047,452

Kenya — 0.7%

Athi River Mining, Ltd.	561,200	$1,271,035
Bamburi Cement Co., Ltd.	366,541	848,306
Barclays Bank of Kenya, Ltd.	1,664,880	1,299,666
East African Breweries, Ltd.	1,812,440	4,575,962
Equity Bank, Ltd.	4,185,400	1,398,587
ICDC Investment Co.(1)	888,800	253,000
KenolKobil, Ltd.	2,380,000	294,554
Kenya Airways, Ltd.	1,127,600	645,439
Kenya Commercial Bank, Ltd.	9,436,560	2,569,360
Kenya Electricity Generating Co., Ltd.	1,449,600	304,990
Kenya Power & Lighting, Ltd.	2,298,172	696,847
Mumias Sugar Co., Ltd.	2,730,114	329,438
Nation Media Group, Ltd.	197,280	424,836
NIC Bank, Ltd.	640,854	364,843
Safaricom, Ltd.	33,270,600	1,935,295
Standard Chartered Bank Kenya, Ltd.	309,721	990,553

		$18,202,711

Kuwait — 1.6%

Abyaar Real Estate Development(1)	1,440,000	$178,820
Aerated Concrete Industries Co.	110,250	140,840
Agility DGS	410,000	757,910
Ahli United Bank(1)	190,000	445,787
Al Ahli Bank of Kuwait KSC	78,750	191,766
Al Safat Investment Co.(1)	1,140,000	255,315
Al Safwa Group Co.(1)	2,320,000	190,285
Al-Deera Holding Co.(1)	660,000	83,102
Al-Mazaya Holding Co.(1)	619,000	261,859
Al-Qurain Petrochemicals Co.(1)	1,160,000	775,216
Boubyan Bank KSC(1)	607,500	1,360,558
Boubyan Petrochemicals Co.	1,190,000	2,284,394
Burgan Bank SAK(1)	629,791	1,186,595
Combined Group Contracting Co.	66,000	469,250
Commercial Bank of Kuwait SAK(1)	240,000	784,927
Commercial Real Estate Co. KSCC(1)	1,009,266	286,652
Gulf Bank(1)	780,000	1,580,519
Gulf Cable & Electrical Industries	110,000	782,083
Hits Telecom Holding KSC(1)	1,320,000	374,565
Investment Dar Co.(1)	125,000	33,772
Kuwait Finance House KSC	869,020	3,578,469
Kuwait Foods Co. (Americana)	185,000	1,078,564
Kuwait International Bank(1)	518,000	626,093
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	345,951
Kuwait Portland Cement Co.	100,000	590,730
Kuwait Projects Co. Holdings KSC	367,500	568,299
Kuwait Real Estate Co.(1)	840,000	173,157
Mabanee Co. SAKC	275,000	782,083
Mena Holding Group(1)	550,000	297,192
Mobile Telecommunications Co.	1,737,500	9,415,780
National Bank of Kuwait SAK	1,205,202	6,169,537
National Industries Group Holding(1)	2,077,500	2,548,737
National Investment Co.(1)	365,000	590,384
National Mobile Telecommunication Co. KSC	60,000	405,261
National Real Estate Co.(1)	569,800	340,059
Sultan Center Food Products Co.(1)	580,000	375,258

		$40,309,769

Latvia — 0.0%(7)

Grindeks(1)	12,000	$151,455
Latvian Shipping Co.(1)	96,000	67,635

		$219,090

Lebanon — 0.3%

Banque Audi sal-Audi Saradar Group	219,110	$1,818,613
Byblos Bank	665,210	1,223,986
Solidere	231,250	4,285,063

		$7,327,662

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Lithuania — 0.2%

Apranga PVA(1)	363,680	$1,006,881
Bankas Snoras(1)	1,390,849	891,566
Invalda PVA(1)	70,800	188,227
Klaipedos Nafta PVA	1,576,663	1,126,192
Lietuvos Dujos	200,000	194,723
Lietuvos Energija	18,220	14,609
LITGRID Turtas AB(1)	18,780	18,019
Panevezio Statybos Trestas	323,592	843,495
Pieno Zvaigzdes	94,000	184,996
Rokiskio Suris	177,000	415,693
Rytu Skirstomieji Tinklai	141,300	121,411
Sanitas(1)	17,500	128,911
Siauliu Bankas(1)	441,032	198,611

		$5,333,334

Malaysia — 3.1%

Aeon Co.(M) Bhd	184,200	$363,800
Affin Holdings Bhd	236,000	236,473
Airasia Bhd(1)	851,000	697,991
Alliance Financial Group Bhd	330,800	326,133
AMMB Holdings Bhd	615,900	1,403,256
Axiata Group Bhd(1)	1,505,175	2,315,808
Batu Kawan Bhd	100,300	549,410
Berjaya Corp. Bhd	2,498,100	898,399
Berjaya Retail Bhd(1)	249,810	38,077
Berjaya Sports Toto Bhd	445,097	649,806
Boustead Holdings Bhd	375,000	654,091
British American Tobacco Malaysia Bhd	73,000	1,065,291
Bursa Malaysia Bhd	224,600	567,911
CIMB Group Holdings Bhd	1,417,266	3,907,487
Dialog Group Bhd	1,556,164	902,941
Digi.com Bhd	133,400	1,064,258
EON Capital Bhd(1)	111,000	255,410
Gamuda Bhd	1,965,800	2,428,192
Genting Bhd	1,174,900	4,256,856
Genting Plantations Bhd	261,000	744,676
Hong Leong Bank Bhd	252,400	753,150
Hong Leong Financial Group Bhd	61,500	177,263
IGB Corp. Bhd	312,000	210,260
IJM Corp. Bhd	1,007,020	2,033,494
IOI Corp. Bhd	1,671,268	3,147,056
Kencana Petroleum Bhd(1)	1,456,000	1,135,170
Kinsteel Bhd	1,475,000	413,285
KLCC Property Holdings Bhd	250,000	271,304
KNM Group Bhd(1)	973,075	893,282
Kuala Lumpur Kepong Bhd	227,650	1,631,462
Kulim (Malaysia) Bhd	198,200	817,357
Lafarge Malayan Cement Bhd	468,660	1,164,776
Landmarks Bhd	576,800	315,968
Lion Industries Corp. Bhd	436,600	278,476
Malayan Banking Bhd	1,152,486	3,176,132
Malaysia Airports Holdings Bhd	200,000	407,329
Malaysian Airline System Bhd(1)	683,133	462,544
Malaysian Bulk Carriers Bhd	205,000	187,440
Malaysian Resources Corp. Bhd	1,188,000	765,266
Maxis Bhd	1,245,600	2,141,625
Media Prima Bhd	567,300	477,028
MISC Bhd	638,440	1,729,842
MMC Corp. Bhd	662,000	595,854
Muhibbah Engineering(M) Bhd	639,400	310,566
Multi-Purpose Holdings Bhd	430,540	308,301
Parkson Holdings Bhd	570,622	997,526
Petronas Chemicals Group Bhd(1)	573,700	1,027,023
Petronas Dagangan Bhd	374,700	1,421,728
Petronas Gas Bhd	135,300	487,032
PLUS Expressways Bhd	700,900	1,027,597
PPB Group Bhd	300,400	1,680,439
Proton Holdings Bhd	222,800	325,245
Public Bank Bhd	702,398	2,961,302
Resorts World Bhd	1,613,100	1,773,022
RHB Capital Bhd	260,500	736,961
SapuraCrest Petroleum Bhd	650,000	653,270
Shell Refining Co. Bhd	201,100	701,747
Sime Darby Bhd	2,280,809	6,507,716
Sino Hua-An International Bhd(1)	2,699,600	297,516
SP Setia Bhd	380,100	732,349
Sunway Holdings Bhd	508,900	369,436
Sunway Real Estate Investment Trust	1,028,200	343,456
Supermax Corp. Bhd	250,000	322,350
Ta Ann Holdings Bhd	164,736	256,244
Tan Chong Motor Holdings Bhd	219,000	367,515
Telekom Malaysia Bhd	845,000	961,317
Tenaga Nasional Bhd	846,025	2,296,874
Top Glove Corp. Bhd	210,000	338,973
UMW Holdings Bhd	239,000	543,773
Unisem(M) Bhd	799,500	596,309
Wah Seong Corp. Bhd	682,750	458,275
WCT Bhd	699,500	722,155
YTL Corp. Bhd	389,891	1,063,191
YTL Power International Bhd	1,521,299	1,202,587

		$78,303,424

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Mauritius — 0.8%

Ireland Blyth, Ltd.	64,209	$157,594
Mauritius Commercial Bank	1,535,695	8,454,086
Naiade Resorts, Ltd.(1)	219,280	185,461
New Mauritius Hotels, Ltd.	1,267,600	4,623,360
Rogers & Co., Ltd.	48,555	471,861
State Bank of Mauritius, Ltd.	1,389,749	4,171,552
Sun Resorts, Ltd.	656,202	1,218,598
United Basalt Products, Ltd.	102,150	433,672

		$19,716,184

Mexico — 6.6%

Alfa SA de CV, Series A	571,272	$5,726,597
America Movil SAB de CV, Series L	11,786,361	33,784,387
Bolsa Mexicana de Valores SA de CV	240,000	505,263
Carso Infraestructura y Construccion SA(1)	830,000	526,227
Cemex SAB de CV, Series CPO(1)	10,477,229	11,181,367
Coca-Cola Femsa SA de CV, Series L	102,000	843,090
Compartamos SAB de CV(1)	2,460,800	5,351,991
Consorcio ARA SA de CV	562,100	345,908
Controladora Comercial Mexicana SA de CV(1)	352,600	439,679
Corporacion GEO SA de CV, Series B(1)	316,700	1,161,661
Desarrolladora Homex SAB de CV(1)	149,900	847,087
Embotelladoras Arca SAB de CV	100,000	485,911
Empresas ICA SAB de CV(1)	1,151,300	2,937,446
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	8,613,079
Genomma Lab Internacional SA de CV(1)	438,500	1,064,472
Grupo Aeroportuario del Pacifico SA de CV, Class B	125,800	512,164
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	1,018,544
Grupo Bimbo SA de CV, Series A	420,627	3,591,507
Grupo Carso SA de CV, Series A1	927,400	5,895,561
Grupo Comercial Chedraui SA de CV(1)	132,800	403,561
Grupo Elektra SA de CV	49,226	2,088,617
Grupo Financiero Banorte SA de CV, Class O	3,433,000	16,317,174
Grupo Financiero Inbursa SA de CV, Class O	2,016,408	8,855,868
Grupo Iusacell SA de CV(1)(4)	142,465	0
Grupo Mexico SAB de CV, Series B	3,973,061	16,355,500
Grupo Modelo SA de CV, Series C	447,600	2,781,644
Grupo Televisa SA, Series CPO(1)	1,105,518	5,702,145
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,798,823
Industrias CH SA, Series B(1)	158,452	617,129
Industrias Penoles SA de CV	127,829	4,701,209
Kimberly-Clark de Mexico SA de CV	395,170	2,411,017
Mexichem SA de CV	1,191,673	4,264,935
Organizacion Soriana SAB de CV, Class B	166,700	533,170
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	739,013
Telefonos de Mexico SA de CV, Series L	3,656,760	2,975,744
TV Azteca SAB de CV, Series CPO	1,018,565	711,758
Urbi Desarrollos Urbanos SA de CV(1)	427,700	1,004,662
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	10,759,490

		$167,853,400

Morocco — 1.5%

Alliances Developpement Immobilier SA	2,900	$262,699
Attijariwafa Bank	141,700	6,901,277
Banque Centrale Populaire	48,600	2,442,591
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	4,366,293
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	990,965
Centrale Laitiere	420	630,751
Ciments du Maroc	9,810	1,408,690
Compagnie Generale Immobiliere	4,000	852,011
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	381,987
Credit Immobilier et Hotelier	17,500	691,062
Delta Holding SA	30,000	327,402
Douja Promotion Groupe Addoha SA	249,100	3,100,075
Holcim Maroc SA	5,282	1,677,508
Label Vie	2,500	388,910
Lafarge Ciments	8,200	2,080,247
Lesieur Cristal SA	863	149,742
Managem(1)	12,400	1,010,495
Maroc Telecom	453,541	8,143,524
Samir(1)	9,447	664,716
Societe des Brasseries du Maroc	1,829	476,910
SONASID (Societe Nationale de Siderurgie)	5,872	1,264,806
Wafa Assurance	600	203,836

		$38,416,497

Nigeria — 0.8%

Access Bank PLC	12,394,470	$776,285
African Petroleum PLC(1)	894,000	124,689
Ashaka Cement PLC(1)	2,905,875	507,572
Cadbury Nigeria PLC(1)	1,333,333	235,965
Dangote Cement PLC	467,759	381,593
Dangote Sugar Refinery PLC	7,275,654	765,858
Diamond Bank PLC(1)	12,642,700	623,817
Ecobank Transnational, Inc.	5,323,600	549,872
First Bank of Nigeria PLC	22,404,910	2,023,812
First City Monument Bank PLC	12,831,301	649,163

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Nigeria (continued)

Flour Mills of Nigeria PLC	726,008	$328,614
Guaranty Trust Bank PLC	16,794,800	1,966,760
Guiness Nigeria PLC	418,750	539,967
Lafarge Cement WAPCO Nigeria PLC	1,987,100	522,921
Nestle Foods Nigeria PLC	100,000	250,000
Nigerian Breweries PLC	3,376,900	1,699,558
Oando PLC	2,896,099	1,257,517
Oceanic Bank International PLC(1)	17,943,850	295,129
PZ Cussons Nigeria PLC	2,770,832	575,130
Skye Bank PLC	10,043,800	555,713
UAC of Nigeria PLC	3,101,250	775,313
Unilever Nigeria PLC	3,750,000	634,786
Union Bank of Nigeria PLC(1)	15,659,632	426,519
United Bank for Africa PLC	18,829,206	1,134,707
Zenith Bank, Ltd.	21,792,637	2,152,023

		$19,753,283

Oman — 0.8%

Bank Dhofar SAOG	645,008	$1,241,431
Bank Muscat SAOG	1,627,687	4,058,589
Bank Sohar(1)	2,501,900	1,271,738
Dhofar International Development & Investment Holding Co.	256,825	356,863
Galfar Engineering & Contracting SAOG	930,340	1,348,778
National Bank of Oman, Ltd.	845,230	774,977
Oman Cables Industry SAOG	112,400	343,915
Oman Cement Co. SAOG	252,000	418,081
Oman Flour Mills Co., Ltd. SAOG	543,700	882,794
Oman International Bank SAOG	1,348,780	973,924
Oman Telecommunications Co.	1,262,260	4,180,212
Ominvest	299,113	348,836
Raysut Cement Co. SAOG	266,710	850,341
Renaissance Holdings Co.	885,140	2,552,721
Shell Oman Marketing Co.	66,100	384,582

		$19,987,782

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	341,737	$348,396
Arif Habib Securities, Ltd.(1)	631,600	183,216
Attock Petroleum, Ltd.	99,000	386,989
Azgard Nine, Ltd.(1)	1,517,400	171,748
Bank Alfalah, Ltd.	1,396,394	182,492
D.G. Khan Cement Co., Ltd.(1)	850,320	298,654
Engro Corp., Ltd.	510,280	1,152,170
Fauji Fertilizer Bin Qasim, Ltd.	841,000	350,435
Fauji Fertilizer Co., Ltd.	630,595	927,466
Habib Bank, Ltd	181,500	258,449
Hub Power Co., Ltd.	4,246,500	1,841,387
ICI Pakistan, Ltd.	167,800	281,951
Indus Motor Co., Ltd.	112,000	330,642
Jahangir Siddiqui & Co., Ltd.(1)	1,947,364	247,227
Lucky Cement, Ltd.	515,900	458,410
Muslim Commercial Bank, Ltd.	1,231,958	3,280,429
National Bank of Pakistan	1,218,357	1,089,876
Nishat Mills, Ltd.	1,529,980	1,149,717
Oil & Gas Development Co., Ltd.	1,601,500	3,181,510
Pakistan Oil Fields, Ltd.	200,200	691,374
Pakistan Petroleum, Ltd.	632,020	1,601,112
Pakistan State Oil Co., Ltd.	204,800	706,379
Pakistan Telecommunication Co., Ltd.	3,237,500	740,432
SUI Northern Gas Pipelines, Ltd.	446,000	139,212
SUI Southern Gas Co., Ltd.	750,000	188,156
United Bank, Ltd.	1,302,825	1,036,258

		$21,224,087

Peru — 1.6%

Alicorp SA	1,477,273	$3,316,461
Cia de Minas Buenaventura SA	82,880	4,016,634
Cia de Minas Buenaventura SA ADR	85,976	4,209,385
Cia Minera Milpo SA	730,200	1,977,557
Credicorp, Ltd. ADR	71,600	8,513,956
Edegel SA	2,023,411	1,442,075
Ferreyros SA	482,550	730,811
Grana y Montero SA	439,692	1,041,943
Luz del Sur SAA	83,400	209,522
Minsur SA	353,485	1,408,272
Sociedad Minera Cerro Verde SA	47,600	2,575,160
Sociedad Minera el Brocal SA	32,370	663,261
Southern Copper Corp.	176,994	8,626,687
Volcan Cia Minera SA, Class B	1,098,656	1,503,372

		$40,235,096

Philippines — 1.7%

Aboitiz Equity Ventures, Inc.	12,558,000	$10,614,309
Aboitiz Power Corp.	2,050,000	1,451,574
ABS-CBN Holdings Corp. PDR	236,200	242,616
Alliance Global Group, Inc.	6,821,000	1,938,806
Ayala Corp.	176,532	1,584,468
Ayala Land, Inc.	5,663,008	2,128,984
Banco De Oro	873,000	1,162,345
Bank of the Philippine Islands	1,532,721	2,062,894
Filinvest Land, Inc.	16,105,546	480,700

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Philippines (continued)

First Gen Corp.(1)	1,129,760	$313,410
First Philippine Holdings Corp.	274,000	390,908
Globe Telecom, Inc.	17,000	310,242
Holcim Philippines, Inc.	2,124,000	752,341
International Container Terminal Services, Inc.	887,100	909,365
JG Summit Holding, Inc.	2,893,700	1,292,740
Jollibee Foods Corp.	467,000	947,818
Lopez Holdings Corp.(1)	11,450,000	1,385,279
Manila Electric Co.	465,214	2,421,852
Manila Water Co.	481,700	210,658
Megaworld Corp.	10,700,000	603,907
Metropolitan Bank & Trust Co.	676,675	1,106,812
Philex Mining Corp.	1,875,000	687,762
Philippine Long Distance Telephone Co.	66,260	3,856,568
PNOC Energy Development Corp.	6,776,250	906,279
Robinsons Land Corp.	860,000	319,640
SM Investments Corp.	111,232	1,378,219
SM Prime Holdings, Inc.	4,912,040	1,273,443
Universal Robina Corp.	1,148,700	914,569
Vista Land & Lifescapes, Inc.	9,352,000	676,049

		$42,324,557

Poland — 3.0%

Agora SA	69,000	$608,891
AmRest Holdings SE(1)	16,908	485,468
Asseco Poland SA	163,670	2,933,592
Bank Handlowy w Warszawie SA	24,785	783,176
Bank Millennium SA(1)	697,490	1,156,011
Bank Pekao SA	96,585	5,844,110
Bank Zachodni WBK SA	35,901	2,608,030
Bioton SA(1)	19,451,400	985,580
BRE Bank SA(1)	24,950	2,563,106
Budimex SA	43,576	1,465,670
Cersanit SA(1)	170,700	620,494
Cinema City International NV(1)	19,500	297,071
Cyfrowy Polsat SA	374,380	2,087,789
Echo Investment SA(1)	240,000	389,382
Eurocash SA	101,303	890,837
Getin Holding SA(1)	218,933	850,876
Globe Trade Centre SA(1)	76,488	633,759
Grupa Lotos SA(1)	176,940	2,175,091
KGHM Polska Miedz SA	152,118	8,900,324
KOPEX SA(1)	57,700	366,753
LC Corp. SA(1)	608,300	306,428
LPP SA	1,462	1,069,794
Mostostal-Warszawa SA	10,400	215,115
Netia SA(1)	487,600	857,069
NG2 SA	12,000	275,977
Orbis SA(1)	60,680	840,508
PBG SA	20,056	1,444,213
Polimex-Mostostal SA	1,237,576	1,673,493
Polish Oil & Gas	1,159,466	1,399,060
Polnord SA	19,500	218,976
Polska Grupa Energetyczna SA	591,600	4,639,097
Polski Koncern Naftowy Orlen SA(1)	284,795	4,411,542
Powszechna Kasa Oszczednosci Bank Polski SA(1)	584,282	8,559,337
Powszechny Zaklad Ubezpieczen SA	27,500	3,303,447
Tauron Polska Energia SA(1)	296,000	657,117
Telekomunikacja Polska SA	981,945	5,425,627
Telekomunikacja Polska SA GDR	169,000	935,246
Telekomunikacja Polska SA GDR(3)	76,100	421,137
TVN SA	679,266	3,928,132

		$77,227,325

Qatar — 1.7%

Barwa Real Estate Co.	126,643	$1,256,054
Commercial Bank of Qatar	72,232	1,823,613
Doha Bank, Ltd.	63,819	1,137,737
First Finance Co.(4)	98,957	538,061
Gulf International Services QSC	185,800	1,453,556
Industries Qatar	284,707	10,771,674
Masraf Al Rayan(1)	507,800	2,661,452
Qatar Electricity & Water Co.	48,900	1,714,697
Qatar Fuel	11,000	696,279
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,669,456
Qatar Insurance Co.	24,508	561,171
Qatar International Islamic Bank	32,210	431,417
Qatar Islamic Bank	63,415	1,400,186
Qatar National Bank	135,876	6,897,205
Qatar National Cement Co.	11,418	367,621
Qatar National Navigation	93,351	2,395,123
Qatar Telecom QSC	76,065	3,732,752
United Development Co.(1)	91,975	702,914
Vodafone Qatar(1)	563,400	1,283,677

		$42,494,645

Romania — 0.8%

Antibiotice SA	1,311,384	$257,034
Banca Transilvania(1)	10,445,426	4,034,338
Biofarm Bucuresti(1)	8,097,100	523,523
BRD-Group Societe Generale	2,316,900	9,018,421
Impact SA(1)	542,590	80,060

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Romania (continued)

OMV Petrom SA(1)	39,759,206	$4,199,014
Transelectrica SA	101,000	618,568
TRANSGAZ SA Medias	5,376	474,509

		$19,205,467

Russia — 6.7%

Aeroflot-Russian Airlines	749,030	$1,952,642
AvtoVAZ(1)	2,100,000	2,320,538
Comstar United Telesystems GDR(1)	202,327	1,352,931
CTC Media, Inc.	140,500	3,291,915
Evraz Group SA GDR(1)(2)	35,750	1,283,559
Federal Grid Co. Unified Energy System JSC(1)	37,815,100	454,311
Federal Hydrogenerating Co. ADR(1)	91,259,220	4,899,071
Gazprom Neft	77,000	323,331
IDGC Holding JSC(1)	2,300,000	406,649
Irkutskenergo ADR	13,500	506,250
JSC Scientific Production Corp. Irkut ADR	18,333	183,648
LUKOIL OAO ADR	157,500	8,953,019
Magnitogorsk Iron & Steel Works GDR(2)	58,800	856,961
Mechel ADR	103,700	3,031,151
MMC Norilsk Nickel ADR	329,400	7,801,598
Mobile TeleSystems	1,268,800	10,794,374
Mobile TeleSystems ADR	101,500	2,118,305
Mosenergo	6,340,462	668,773
Mosenergo ADR	12,900	132,225
NovaTek OAO GDR(2)	61,800	7,393,681
Novolipetsk Steel GDR(2)	35,000	1,671,248
OAO Gazprom ADR	1,096,400	27,717,846
OAO Inter Rao Ues(1)	263,311,202	409,676
OAO TMK GDR(1)(2)	10,400	215,192
OGK-4 OJSC(1)	3,793,107	365,936
Pegas Nonwovens SA(1)	33,000	823,960
PIK Group GDR(1)	100,000	405,868
Polymetal GDR(1)	48,800	893,528
Quadra Power Generation JGC(1)	58,575,771	30,694
Rosneft Oil Co. GDR(1)(2)	796,600	5,710,073
Rostelecom ADR	63,133	1,914,824
Sberbank of Russia GDR(2)	8,042	3,444,261
Sberbank of Russian Federation	6,569,380	22,390,786
Sberbank of Russian Federation, PFC Shares	862,200	2,118,595
Sistema JSFC GDR(2)	14,500	362,196
Surgutneftegas OJSC ADR	698,200	7,406,599
Surgutneftegas OJSC ADR, PFC Shares	245,000	1,239,700
Tatneft ADR	167,432	5,547,397
TGK-2(1)	47,933,134	13,182
TMK OAO(1)	4,106	20,684
Transneft	200	244,772
Uralkali	329,500	2,365,190
Uralkali GDR(2)	18,000	661,477
Vimpel-Communications ADR	328,130	4,935,075
VTB Bank OJSC GDR(2)	1,317,874	8,693,891
Wimm-Bill-Dann Foods OJSC ADR	198,000	6,528,060
X5 Retail Group NV GDR(1)(2)	123,700	5,729,661

		$170,585,303

Slovenia — 0.7%

Gorenje DD(1)	80,554	$1,451,079
KRKA DD	90,352	7,600,418
Luka Koper(1)	34,436	817,555
Mercator Poslovni Sistem	7,524	1,576,621
Nova Kreditna Banka Maribor(1)	153,563	2,085,269
Petrol	3,472	1,261,980
Sava DD	2,986	357,122
Telekom Slovenije DD	14,571	1,674,525
Zavarovalnica Triglav DD(1)	57,322	1,349,901

		$18,174,470

South Africa — 6.5%

ABSA Group, Ltd.	120,173	$2,555,685
Adcock Ingram Holdings, Ltd.	72,016	655,189
AECI, Ltd.	48,300	604,896
African Bank Investments, Ltd.	344,515	2,027,404
African Oxygen, Ltd. (AFROX)	143,280	449,143
African Rainbow Minerals, Ltd.	44,100	1,407,656
Anglo Platinum, Ltd.(1)	20,700	2,183,875
AngloGold Ashanti, Ltd.	111,934	5,552,901
AngloGold Ashanti, Ltd. ADR	25,699	1,265,162
Arcelormittal South Africa, Ltd.	69,201	833,013
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,729,986
Astral Foods, Ltd.	26,100	509,123
Aveng, Ltd.	419,996	2,757,152
AVI, Ltd.	228,000	1,043,176
Barloworld, Ltd.	231,700	2,357,062
Bidvest Group, Ltd.	316,503	7,532,407
Clicks Group, Ltd.	218,200	1,437,064
DataTec, Ltd.	285,500	1,442,221
Discovery Holdings, Ltd.	160,754	962,172
FirstRand, Ltd.	1,382,585	4,098,360
Foschini, Ltd.	104,323	1,426,703
Gold Fields, Ltd.	276,680	5,061,710
Grindrod, Ltd.	416,000	1,197,405
Group Five, Ltd.	115,500	640,265

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

South Africa (continued)

Growthpoint Properties, Ltd.	479,900	$1,336,828
Harmony Gold Mining Co., Ltd.	149,600	1,885,978
Hyprop Investments, Ltd.	65,400	565,825
Illovo Sugar, Ltd.	51,000	213,556
Impala Platinum Holdings, Ltd.	189,168	6,699,742
Imperial Holdings, Ltd.	61,800	1,196,454
Investec, Ltd.	106,800	911,003
JSE, Ltd.	45,700	548,053
Kumba Iron Ore, Ltd.	30,100	1,942,198
Kumba Resources, Ltd.	72,500	1,501,840
Lewis Group, Ltd.	39,800	491,134
Liberty Holdings, Ltd.	52,100	573,709
Life Healthcare Group Holdings, Ltd.	98,721	222,544
Massmart Holdings, Ltd.	99,600	2,218,374
Medi-Clinic Corp., Ltd.	161,590	716,270
MMI Holdings, Ltd.	413,933	1,045,094
Mondi, Ltd.	36,200	295,373
Mr. Price Group, Ltd.	188,400	1,902,035
MTN Group, Ltd.	1,298,180	26,494,299
Murray & Roberts Holdings, Ltd.	315,200	1,922,300
Mvelaphanda Group, Ltd.(1)	295,100	137,975
Mvelaserve, Ltd.(1)	73,875	149,152
Nampak, Ltd.	246,700	860,180
Naspers, Ltd., Class N	162,276	9,567,350
Nedbank Group, Ltd.	101,000	2,000,915
Netcare, Ltd.(1)	395,900	924,675
Northam Platinum, Ltd.	77,300	532,905
Pangbourne Properties, Ltd.	248,750	736,060
Pick’n Pay Holdings, Ltd.	125,270	391,865
Pick’n Pay Stores, Ltd.	152,660	1,122,296
Pretoria Portland Cement Co., Ltd.	183,714	974,750
Redefine Properties, Ltd.	1,093,296	1,326,589
Remgro, Ltd.	168,605	2,891,452
Reunert, Ltd.	257,600	2,619,992
RMB Holdings, Ltd.	309,000	1,807,950
Sanlam, Ltd.	618,590	2,623,383
Santam, Ltd.	27,610	547,458
Sappi, Ltd.(1)	209,600	1,083,254
Sasol, Ltd.	173,936	9,144,000
Shoprite Holdings, Ltd.	166,153	2,515,141
Spar Group, Ltd.	79,260	1,176,522
Standard Bank Group, Ltd.	417,349	6,815,718
Steinhoff International Holdings, Ltd.(1)	297,500	1,107,645
Sun International, Ltd.	33,860	542,120
Telkom South Africa, Ltd.	333,000	1,922,905
Tiger Brands, Ltd.	72,016	2,118,688
Tongaat-Hulett(1)	25,322	417,068
Truworths International, Ltd.	115,241	1,253,947
Vodacom Group (Pty), Ltd.	224,500	2,607,833
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,378,565
Woolworths Holdings, Ltd.	230,542	943,245

		$165,653,937

South Korea — 6.5%

Amorepacific Corp.	783	$786,370
Busan Bank	73,284	923,786
Celltrion, Inc.(1)	17,300	509,962
Cheil Industries, Inc.	15,000	1,465,881
Cheil Worldwide, Inc.	21,650	263,831
CJ CheilJedang Corp.	2,100	401,278
CJ Corp.	9,583	665,042
CJ O Shopping Co., Ltd.(1)	1,122	228,199
Daegu Bank	50,580	693,526
Daelim Industrial Co., Ltd.	6,870	710,638
Daesang Corp.(1)	29,700	201,754
Daewoo Engineering & Construction Co., Ltd.	60,100	679,740
Daewoo International Corp.	10,502	334,269
Daewoo Motor Sales Corp.(1)	100,000	196,934
Daewoo Securities Co., Ltd.	35,260	814,563
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	635,129
Daishin Securities Co.	14,000	203,651
Dong-A Pharmaceutical Co., Ltd.	4,228	458,229
Dongbu Insurance Co., Ltd.	16,120	638,173
Dongkuk Steel Mill Co., Ltd.	18,400	568,035
Doosan Corp.	4,600	622,607
Doosan Heavy Industries & Construction Co., Ltd.	10,750	810,682
Doosan Infracore Co., Ltd.(1)	22,060	542,812
Eugene Investment & Securities Co., Ltd.(1)	287,000	190,261
GLOVIS Co., Ltd.	7,450	976,373
GS Engineering & Construction Corp.	6,000	612,151
GS Holdings Corp.	14,654	840,441
Hana Financial Group, Inc.	66,700	2,538,552
Hanjin Shipping Co., Ltd.(1)	15,600	528,025
Hanjin Transportation Co., Ltd.	10,500	315,980
Hankook Tire Co., Ltd.	33,930	948,641
Hanmi Pharmaceutical Co., Ltd.(1)	2,901	226,776
Hansol Paper Co., Ltd.(1)	25,300	236,071
Hanwha Chemical Corp.	65,820	1,795,455
Hanwha Corp.	17,300	710,706
Hanwha Securities Co., Ltd.	49,695	382,704
Hite Brewery Co., Ltd.	2,378	252,174
Honam Petrochemical Corp.	6,600	1,562,906
Hotel Shilla Co., Ltd.	12,750	311,320

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

South Korea (continued)

Hynix Semiconductor, Inc.(1)	90,370	$1,906,562
Hyosung Corp.	8,400	783,101
Hyundai Department Store Co., Ltd.	3,900	479,360
Hyundai Development Co.	13,980	418,572
Hyundai Engineering & Construction Co., Ltd.	14,670	934,270
Hyundai Heavy Industries Co., Ltd.	11,813	4,604,308
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	394,742
Hyundai Merchant Marine Co., Ltd.	30,100	1,023,929
Hyundai Mipo Dockyard Co., Ltd.	2,620	516,250
Hyundai Mobis	17,000	4,256,393
Hyundai Motor Co.	37,690	5,754,486
Hyundai Motor Co., PFC Shares	12,900	720,260
Hyundai Securities Co., Ltd.	48,800	637,951
Hyundai Steel Co.	15,700	1,719,806
Industrial Bank of Korea	71,500	1,177,729
Kangwon Land, Inc.	36,658	903,371
KB Financial Group, Inc.	65,229	3,430,680
KB Financial Group, Inc. ADR	48,488	2,564,530
KCC Corp.	1,710	593,627
Kia Motors Corp.(1)	52,800	2,351,926
KIWOOM Securities Co., Ltd.	8,011	408,731
Korea Electric Power Corp.(1)	112,610	2,996,157
Korea Exchange Bank	82,200	853,166
Korea Express Co., Ltd.(1)	4,378	362,929
Korea Gas Corp.	12,900	550,575
Korea Investment Holdings Co., Ltd.	10,400	408,489
Korea Zinc Co., Ltd.	4,500	1,095,977
Korean Air Lines Co., Ltd.(1)	16,966	1,038,767
Korean Reinsurance Co.	26,418	274,289
KT Corp.	87,949	3,571,836
KT&G Corp.	35,480	2,022,913
KTB Securities Co., Ltd.(1)	80,000	375,782
LG Chem, Ltd.	11,904	4,098,676
LG Corp.	19,570	1,503,747
LG Display Co., Ltd.	39,300	1,374,340
LG Electronics, Inc.	22,196	2,302,633
LG Hausys, Ltd.	4,611	353,761
LG Household & Health Care, Ltd.	2,300	790,835
LG Life Sciences, Ltd.(1)	9,500	439,787
LG Uplus Corp.	108,269	683,192
LIG Insurance Co., Ltd.	14,790	299,867
Lotte Shopping Co., Ltd.	4,500	1,875,122
LS Corp.	7,030	658,924
LS Industrial Systems Co., Ltd.	4,500	357,690
MegaStudy Co., Ltd.	2,500	387,043
Mirae Asset Securities Co., Ltd.	10,170	535,897
Namhae Chemical Corp.	32,500	506,012
NCsoft Corp.	5,300	973,224
NHN Corp.(1)	9,658	1,927,922
Nong Shim Co., Ltd.	1,100	197,242
O Media Holdings Co., Ltd.	900	27,359
OCI Co., Ltd.	4,420	1,282,568
ORION Corp.	1,000	339,836
Pacific Corp.	2,641	511,157
POSCO	19,700	8,415,648
S-Oil Corp.	10,872	885,720
S1 Corp.	10,130	499,705
Samsung C&T Corp.	24,930	1,730,898
Samsung Card Co., Ltd.	14,260	790,825
Samsung Electro-Mechanics Co., Ltd.	16,480	1,796,538
Samsung Electronics Co., Ltd.	28,830	24,076,968
Samsung Electronics Co., Ltd., PFC Shares	620	353,903
Samsung Engineering Co., Ltd.	5,300	895,783
Samsung Fine Chemicals Co., Ltd.	10,800	788,024
Samsung Fire & Marine Insurance Co., Ltd.	12,674	2,507,801
Samsung Heavy Industries Co., Ltd.	34,100	1,236,935
Samsung Life Insurance Co., Ltd.	24,300	2,196,561
Samsung SDI Co., Ltd.	7,200	1,062,821
Samsung Securities Co., Ltd.	17,412	1,347,408
Samsung Techwin Co., Ltd.	8,485	772,985
Shinhan Financial Group Co., Ltd.	140,762	6,545,293
Shinsegae Co., Ltd.	3,391	1,834,588
SK Chemicals Co., Ltd.	7,300	397,116
SK Energy Co., Ltd.	18,071	3,084,896
SK Holdings Co., Ltd.	6,541	803,513
SK Networks Co., Ltd.	40,500	475,804
SK Telecom Co., Ltd.	11,700	1,784,857
SK Telecom Co., Ltd. ADR	25,326	471,823
STX Pan Ocean Co., Ltd.	39,400	396,981
Tong Yang Securities, Inc.	47,500	415,159
Woongjin Coway Co., Ltd.	15,560	551,988
Woori Finance Holdings Co., Ltd.	104,000	1,417,053
Woori Investment & Securities Co., Ltd.	31,000	642,198
Yuhan Corp.	2,370	362,024

		$164,883,741

Taiwan — 6.5%

Acer, Inc.	531,380	$1,640,137
Advanced Semiconductor Engineering, Inc.	994,912	1,147,364
Advantech Co., Ltd.	169,863	480,227
Altek Corp.	291,957	442,973
Ambassador Hotel	221,000	363,513
AmTRAN Technology Co., Ltd.	367,302	337,897

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Taiwan (continued)

Asia Cement Corp.	785,260	$868,224
Asia Optical Co., Inc.(1)	187,913	398,093
Asustek Computer, Inc.	119,815	1,137,945
AU Optronics Corp.(1)	1,177,961	1,224,631
AU Optronics Corp. ADR(1)	33,754	351,717
Capital Securities Corp.	596,200	320,013
Catcher Technology Co., Ltd.	100,100	370,542
Cathay Financial Holding Co., Ltd.	2,217,400	3,932,126
Cathay Real Estate Development Co., Ltd.	660,000	416,371
Chang Hwa Commercial Bank	1,369,000	1,215,684
Cheng Shin Rubber Industry Co., Ltd.	651,868	1,452,587
Cheng Uei Precision Industry Co., Ltd.	146,579	333,672
Chicony Electronics Co., Ltd.	145,433	324,113
Chimei Innolux Corp.(1)	1,090,725	1,507,113
China Airlines, Ltd.(1)	856,844	757,845
China Development Financial Holding Corp.	3,752,885	1,653,808
China Life Insurance Co., Ltd.	805,919	858,474
China Motor Corp.	385,930	383,590
China Petrochemical Development Corp.(1)	779,000	771,734
China Steel Corp.	3,448,149	3,960,578
Chinatrust Financial Holding Co., Ltd.	3,136,086	2,301,460
Chipbond Technology Corp.(1)	240,000	418,600
Chong Hong Construction Co., Ltd.	147,390	412,905
Chunghwa Picture Tubes, Ltd.(1)	1,576,344	251,799
Chunghwa Telecom Co., Ltd.	2,244,887	5,709,883
Clevo Co.	191,178	442,404
CMC Magnetics Corp.(1)	1,370,000	375,175
Compal Electronics, Inc.	1,023,557	1,355,981
Coretronic Corp.	282,312	461,345
D-Link Corp.	359,590	369,862
Delta Electronics, Inc.	430,603	2,103,809
Dynapack International Technology Corp.	67,666	220,296
E Ink Holdings, Inc.(1)	249,000	503,987
E.Sun Financial Holding Co., Ltd.	1,123,236	772,269
Elan Microelectronics Corp.	142,410	206,916
Epistar Corp.	138,439	505,324
Eternal Chemical Co., Ltd.	296,100	345,153
EVA Airways Corp.(1)	667,272	841,553
Evergreen International Storage & Transport Corp.	266,000	260,314
Evergreen Marine Corp.(1)	754,292	783,615
Everlight Chemical Industrial Corp.	270,000	291,113
Everlight Electronics Co., Ltd.	103,212	298,626
Far Eastern Department Stores, Ltd.	544,275	909,185
Far Eastern International Bank	776,567	392,726
Far Eastern New Century Corp.	886,194	1,500,700
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,468,284
Faraday Technology Corp.	111,650	218,126
Feng Hsin Iron & Steel Co., Ltd.	172,000	328,495
First Financial Holding Co., Ltd.	1,817,551	1,673,275
First Steamship Co., Ltd.	119,084	277,761
Formosa Chemicals & Fibre Corp.	1,174,364	3,954,586
Formosa International Hotels Corp.	25,289	447,282
Formosa Petrochemical Corp.	985,153	3,340,722
Formosa Plastics Corp.	1,691,436	5,655,335
Formosa Taffeta Co., Ltd.	545,000	530,699
Formosan Rubber Group, Inc.	450,000	509,102
Foxconn International Holdings, Ltd.(1)	522,000	363,705
Foxconn Technology Co., Ltd.	190,579	764,341
Fubon Financial Holding Co., Ltd.	1,522,422	2,088,851
Giant Manufacturing Co., Ltd.	168,093	686,034
Gintech Energy Corp.	71,709	205,253
Goldsun Development & Construction Co., Ltd.	610,944	343,613
Great Wall Enterprise Co., Ltd.	224,435	243,105
HannStar Display Corp.(1)	1,853,485	375,561
Highwealth Construction Corp.	208,691	468,007
Hon Hai Precision Industry Co., Ltd.	1,692,248	6,816,848
Hotai Motor Co., Ltd.	98,000	299,777
HTC Corp.	166,011	5,117,919
Hua Nan Financial Holdings Co., Ltd.	1,580,492	1,316,883
Huaku Development Co., Ltd.	178,015	539,816
Inotera Memories, Inc.(1)	566,619	270,957
Inventec Co., Ltd.	790,100	447,047
Jess-Link Products Co., Ltd.	74,000	176,281
KGI Securities Co., Ltd.	1,145,000	652,848
King Yuan Electronics Co., Ltd.(1)	711,274	363,338
Kinsus Interconnect Technology Corp.	166,280	564,352
Largan Precision Co., Ltd.	45,042	1,119,360
Lee Chang Yung Chemical Industry Corp.	217,000	442,819
Lite-On Technology Corp.	537,299	738,571
Macronix International Co., Ltd.	978,697	684,400
MediaTek, Inc.	236,371	3,383,217
Mega Financial Holding Co., Ltd.	3,393,000	2,612,334
Merida Industry Co., Ltd.	161,000	290,264
Mitac International Corp.	626,073	301,541
Motech Industries, Inc.	100,999	372,006
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	676,598
Nan Ya Plastics Corp.	1,960,538	4,888,724
Nan Ya Printed Circuit Board Corp.	97,032	360,902
Nanya Technology Corp.(1)	640,575	356,869
Neo Solar Power Corp.(1)	137,000	334,229
Novatek Microelectronics Corp., Ltd.	160,479	516,930
Oriental Union Chemical Corp.	412,000	530,889
Pan-International Industrial Co., Ltd.	142,844	227,249
Pegatron Corp.(1)	322,486	464,091

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Taiwan (continued)

Phison Electronics Corp.	43,692	$243,917
Polaris Securities Co., Ltd.	928,295	604,773
Pou Chen Corp.	1,355,764	1,252,470
Powerchip Technology Corp.(1)	1,182,434	234,722
Powertech Technology, Inc.	146,114	485,755
President Chain Store Corp.	619,120	2,854,527
Qisda Corp.(1)	619,000	422,232
Quanta Computer, Inc.	782,065	1,640,823
Radiant Opto-Electronics Corp.	188,840	375,592
Radium Life Tech Co., Ltd.	275,000	410,279
Realtek Semiconductor Corp.	160,675	383,397
RichTek Technology Corp.	26,497	220,737
Ritek Corp.(1)	968,757	285,920
Ruentex Development Co., Ltd.	246,000	432,721
Ruentex Industries, Ltd.	322,000	959,058
Sanyang Industrial Co., Ltd.(1)	700,000	443,995
Shin Kong Financial Holding Co., Ltd.(1)	2,132,234	1,023,606
Shin Kong Synthetic Fibers Corp.	875,000	482,900
Siliconware Precision Industries Co.	431,260	516,542
Siliconware Precision Industries Co. ADR	74,607	443,912
Simplo Technology Co., Ltd.	53,240	386,707
Sincere Navigation	188,000	227,558
Sino-American Silicon Products, Inc.	168,558	534,668
SinoPac Financial Holdings Co., Ltd.	2,243,000	1,034,502
Solar Applied Materials Technology Corp.	239,877	530,567
Synnex Technology International Corp.	651,960	1,758,654
Tainan Spinning Co., Ltd.	910,200	678,612
Taishin Financial Holdings Co., Ltd.(1)	1,223,221	723,571
Taiwan Business Bank(1)	1,469,040	664,976
Taiwan Cement Corp.	1,018,118	1,145,037
Taiwan Cooperative Bank	1,116,682	968,114
Taiwan Fertilizer Co., Ltd.	312,000	1,165,783
Taiwan Glass Industrial Corp.	219,987	274,050
Taiwan Kolin Co., Ltd.(1)(4)	995,000	0
Taiwan Life Insurance Co., Ltd.	344,543	393,938
Taiwan Mobile Co., Ltd.	802,281	1,917,262
Taiwan Semiconductor Manufacturing Co., Ltd.	5,218,873	12,704,299
Taiwan Tea Corp.	305,346	222,984
Tatung Co., Ltd.(1)	1,247,000	336,862
Teco Electric & Machinery Co., Ltd.	989,000	661,147
Tong Yang Industry Co., Ltd.	333,000	490,852
Transcend Information, Inc.	63,886	173,004
Tripod Technology Corp.	137,819	562,169
TSRC Corp.	214,000	495,271
TTY Biopharm Co., Ltd.	87,200	406,239
Tung Ho Steel Enterprise Corp.	293,385	332,432
U-Ming Marine Transport Corp.	202,000	439,871
Uni-President Enterprises Corp.	2,909,112	4,313,627
Unimicron Technology Corp.	305,171	594,247
United Microelectronics Corp.	2,516,361	1,408,475
United Microelectronics Corp. ADR	93,397	295,135
Vanguard International Semiconductor Corp.	784,175	397,774
Walsin Lihwa Corp.(1)	1,085,980	688,634
Wan Hai Lines, Ltd.(1)	577,500	507,740
Waterland Financial Holdings	1,330,161	588,492
Wintek Corp.(1)	235,000	403,360
Wistron Corp.	502,634	1,023,639
WPG Holdings Co., Ltd.	232,235	448,057
Yageo Corp.	1,003,000	493,251
Yang Ming Marine Transport(1)	1,014,808	982,682
Yieh Phui Enterprise	892,500	344,096
Young Fast Optoelectronics Co., Ltd.	27,243	259,922
Yuanta Financial Holding Co., Ltd.	2,527,030	1,889,110
Yuen Foong Yu Paper Manufacturing Co., Ltd.	853,610	437,537
Yulon Motor Co., Ltd.	525,420	1,111,457
Zinwell Corp.	179,486	353,095

		$166,982,504

Thailand — 3.3%

Advanced Info Service PCL(5)	1,953,100	$5,458,938
Airports of Thailand PCL(5)	765,700	989,137
Asian Property Development PCL(5)	1,841,000	353,424
Bangkok Bank PCL	575,800	2,805,922
Bangkok Bank PCL(5)	264,800	1,339,485
Bangkok Bank PCL NVDR	35,000	170,558
Bangkok Dusit Medical Services PCL(5)	781,000	1,200,871
Bangkok Expressway PCL(5)	470,900	307,269
Bank of Ayudhya PCL(5)	1,814,000	1,541,691
Banpu PCL(5)	135,800	3,547,339
BEC World PCL(5)	2,033,100	2,141,607
Big C Supercenter PCL(5)	113,000	339,368
Bumrungrad Hospital PCL(5)	503,200	529,241
Cal-Comp Electronics (Thailand) PCL(5)	1,800,000	206,440
Central Pattana PCL(5)	540,700	478,675
Charoen Pokphand Foods PCL(5)	5,627,300	4,606,611
CP ALL PCL(5)	4,567,700	5,935,946
Delta Electronics (Thailand) PCL(5)	934,670	1,084,230
Electricity Generating PCL(5)	189,500	663,540
G Steel PCL(1)(5)	23,786,500	542,950
Glow Energy PCL(5)	797,100	1,247,799
Hana Microelectronics PCL(5)	1,084,100	899,084
IRPC PCL(5)	3,989,000	859,225
Italian-Thai Development PCL(1)(5)	4,364,100	670,173

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Thailand (continued)

Kasikornbank PCL(5)	1,026,000	$4,436,839
Kiatnakin Bank PCL(5)	350,000	452,615
Krung Thai Bank PCL(5)	2,016,100	1,154,326
Land & Houses PCL	697,800	149,001
Land & Houses PCL(5)	5,499,500	1,175,088
Major Cineplex Group PCL(5)	754,100	324,449
Minor International PCL(5)	3,079,174	1,203,874
Precious Shipping PCL(5)	622,500	375,549
PTT Aromatics & Refining PCL(5)	442,058	560,271
PTT Chemical PCL(5)	127,289	620,703
PTT Exploration & Production PCL(5)	925,600	5,151,727
PTT PCL(5)	693,500	7,350,436
Quality House PCL(5)	4,710,000	328,010
Ratchaburi Electricity Generating Holding PCL(5)	578,300	734,041
Sahaviriya Steel Industries PCL(1)(5)	3,429,300	170,522
Samart Corp. PCL(5)	1,606,500	468,532
Shin Corp. PCL(5)	426,000	412,649
Siam Cement PCL(5)	393,600	4,711,483
Siam City Cement PCL(5)	42,900	332,989
Siam Commercial Bank PCL(5)	838,300	2,878,316
Siam Makro PCL(5)	157,600	888,771
Sino Thai Engineering & Construction PCL(5)	1,553,400	689,178
Thai Airways International PCL(5)	970,200	1,577,730
Thai Beverage PCL	3,621,000	804,134
Thai Oil PCL(5)	490,400	1,270,111
Thai Tap Water Supply Co., Ltd	3,000,000	631,195
Thai Union Frozen Products PCL(5)	915,915	1,593,435
Thanachart Capital PCL(5)	523,300	624,447
Thoresen Thai Agencies PCL(5)	719,990	494,334
TMB Bank PCL(1)(5)	3,870,000	302,274
Total Access Communication PCL(5)	1,135,000	1,594,575
TPI Polene PCL(5)	1,130,500	460,726
True Corp. PCL(1)(5)	6,684,500	1,572,367

		$83,414,220

Turkey — 2.7%

Adana Cimento Sanayii TAS	82,728	$300,112
Akbank TAS	750,681	4,158,569
Akcansa Cimento AS	38,000	185,290
Akenerji Elektrik Uretim AS(1)	270,121	628,748
Aksa Akrilik Kimya Sanayii AS	228,054	546,236
Alarko Holding AS	207,704	496,953
Anadolu Anonim Turk Sigorta Sirketi	368,571	324,516
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,340,163
Arcelik AS	219,421	1,103,180
Asya Katilim Bankasi AS	389,200	714,635
Aygaz AS	177,606	952,468
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,000	855,673
BIM Birlesik Magazalar AS	93,096	3,158,528
Cimsa Cimento Sanayi ve Ticaret AS	64,400	416,672
Coca-Cola Icecek AS	65,400	861,758
Dogan Sirketler Grubu Holding AS(1)	985,552	712,455
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	601,699
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	196,059
Enka Insaat ve Sanayi AS	461,627	1,718,734
Eregli Demir ve Celik Fabrikalari TAS(1)	989,535	3,265,084
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	241,018
Gubre Fabrikalari TAS(1)	59,700	661,083
Haci Omer Sabanci Holding AS	403,849	1,879,759
Ihlas Holding AS(1)	666,400	781,198
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	617,827
KOC Holding AS	1,246,375	6,051,384
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	516,574
Net Holding AS(1)	282,129	255,101
Petkim Petrokimya Holding AS(1)	436,141	671,486
Petrol Ofisi AS	123,246	526,115
Sekerbank TAS	222,375	254,452
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	404,664
Tekfen Holding AS	307,071	1,278,365
Tofas Turk Otomobil Fabrikasi AS	106,900	550,226
Trakya Cam Sanayii AS(1)	353,686	727,160
Tupras-Turkiye Petrol Rafinerileri AS	84,741	2,115,883
Turcas Petrolculuk AS	159,229	396,949
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	761,988	2,656,640
Turk Sise ve Cam Fabrikalari AS(1)	476,947	836,831
Turk Telekomunikasyon AS	160,000	672,835
Turkcell Iletisim Hizmetleri AS	683,494	4,667,039
Turkcell Iletisim Hizmetleri AS ADR	38,494	659,402
Turkiye Garanti Bankasi AS	1,538,174	7,768,382
Turkiye Halk Bankasi AS	203,500	1,727,788
Turkiye Is Bankasi	951,506	3,379,789
Turkiye Sinai Kalkinma Bankasi AS	139,996	235,732
Turkiye Vakiflar Bankasi TAO	491,121	1,239,076
Ulker Gida Sanayi ve Ticaret AS	89,129	316,705
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	411,114
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	330,313
Yapi ve Kredi Bankasi AS(1)	616,893	1,933,629
Yazicilar Holding AS	39,000	338,652
Zorlu Enerji Elektrik Uretim AS(1)	124,509	224,310

		$69,865,013

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

United Arab Emirates — 1.4%

Aabar Investments (PJSC)(1)	3,577,200	$1,412,181
Abu Dhabi Commercial Bank (PJSC)(1)	2,539,986	1,432,148
Abu Dhabi National Hotels	832,200	679,717
Agthia Group (PJSC)	550,000	311,462
Air Arabia	6,267,100	1,395,748
Ajman Bank (PJSC)(1)	1,582,800	346,637
Aldar Properties (PJSC)	2,272,500	1,400,698
Arabtec Holding Co.(1)	2,672,800	1,429,578
Aramex (PJSC)(1)	3,170,710	1,790,693
Dana Gas(1)	16,401,487	3,301,499
DP World, Ltd.	8,534,739	5,370,707
Dubai Financial Market	3,892,100	1,597,860
Dubai Investments (PJSC)	1,127,768	239,116
Dubai Islamic Bank (PJSC)	1,812,900	1,073,995
Emaar Properties (PJSC)(1)	5,901,100	5,689,062
Emirates NBD (PJSC)	400,000	300,343
First Gulf Bank (PJSC)	401,500	1,995,103
Gulf Navigation Holding	3,460,300	398,115
Islamic Arabic Insurance Co.(1)	1,335,600	329,381
National Bank of Abu Dhabi (PJSC)	695,600	2,192,070
National Central Cooling Co. (Tabreed)(1)	431,247	195,963
Ras Al Khaimah Cement Co.	667,800	152,638
Ras Al Khaimah Co.	1,319,300	531,599
Ras Al Khaimah Properties (PJSC)(1)	2,126,400	254,329
Sorouh Real Estate Co.(1)	1,740,465	765,920
Union National Bank(1)	973,069	831,248
Waha Capital (PJSC)	1,889,140	380,605

		$35,798,415

Vietnam — 0.5%

Baoviet Holdings	147,300	$487,145
Development Investment Construction Corp.	120,000	252,136
FPT Corp.	418,466	1,384,019
Gemadept Corp.(1)	108,333	184,323
Hagl JSC	317,200	1,317,362
Hoa Phat Group JSC	450,700	894,306
Kinh Bac City Development Share Holding Corp.(1)	333,700	581,641
Kinhdo Corp.	268,900	710,234
Masan Group Corp.(1)	59,700	229,745
PetroVietnam Drilling and Well Services JSC(1)	309,246	840,263
PetroVietnam Fertilizer and Chemical JSC	440,940	859,270
Pha Lai Thermal Power JSC	99,500	59,674
Refrigeration Electrical Engineering Corp.(1)	487,200	441,931
Saigon Securities, Inc.	397,920	652,915
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	607,913
Tan Tao Investment Industry Co.(1)	303,599	258,399
Vietnam Dairy Products JSC	228,730	1,008,596
Vincom JSC(1)	481,107	2,403,548
Vinh Son - Song Hinh Hydropower JSC	177,150	112,634

		$13,286,054

Total Common Stocks
(identified cost $1,550,370,263)		$2,504,579,372

Equity-Linked Securities(6) — 0.8%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.8%

Abdullah Al Othaim Markets(3)	6/3/13	14,800	$305,357
Al Rajhi Bank(3)	4/30/12	79,400	1,754,649
Alinma Bank(1)(3)	6/4/12	102,800	288,513
Almarai Co., Ltd.(3)	3/27/12	27,000	802,757
Arab National Bank(3)	6/4/12	62,400	626,462
Bank Albilad(1)(3)	9/21/12	59,100	306,909
Banque Saudi Fransi(3)	4/30/12	39,500	469,234
Co. For Cooperative Insurance(3)	6/22/12	10,800	307,783
Dar Al Arkan Real Estate Development(3)	8/13/12	70,500	169,662
Etihad Etisalat Co.(3)	4/2/12	105,200	1,546,356
Fawaz Abdulaziz Alhokair Co.(3)	4/4/12	21,500	246,807
Fitaihi Holding Group(1)(3)	11/26/12	52,000	170,898
Jabal Omar Development Co.(1)(3)	5/3/13	64,000	296,518
Jarir Marketing Co.(3)	6/4/12	7,600	305,757
Makkah Construction & Development Co.(3)	3/15/13	35,000	280,917
Mobile Telecommunications Co.(1)(3)	6/4/12	115,000	236,889
Mohammad Al-Mojil Group(3)	1/7/13	38,000	191,763
National Industrialization Co.(3)	5/14/12	123,330	1,165,820
Rabigh Refining and Petrochemicals Co.(1)(3)	4/2/12	28,700	171,999
Riyad Bank(3)	6/11/12	68,500	484,956
Sahara Petrochemical Co.(3)	11/26/12	67,800	428,021
Samba Financial Group(3)	4/30/12	45,000	734,963
Saudi Arabian Amiantit Co.(3)	6/25/12	32,700	178,969
Saudi Arabian Fertilizer Co.(3)	6/4/12	10,600	450,476
Saudi Arabian Mining Co.(1)(3)	6/25/12	45,000	261,286
Saudi Basic Industries Corp.(3)	3/26/12	80,300	2,245,602
Saudi British Bank(3)	10/2/12	20,500	219,201
Saudi Cable Co.(3)	9/21/12	27,500	102,477
Saudi Cement Co.(3)	8/13/12	20,250	268,636

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Maturity
Security	Date	Shares	Value

Saudi Arabia (continued)

Saudi Ceramic Co.(3)	8/16/13	9,200	$362,154
Saudi Chemical Co.(3)	11/26/12	28,700	319,510
Saudi Electricity Co.(3)	6/25/12	172,700	645,864
Saudi Industrial Investment Group(3)	6/11/12	49,800	288,494
Saudi International Petrochemicals Co.(3)	9/21/12	61,700	456,555
Saudi Kayan Petrochemical Co.(1)(3)	6/4/12	77,300	396,271
Saudi Pharmaceutical Industries and Medical Appliances Corp.(3)	11/26/12	33,074	314,406
Saudi Telecom Co.(3)	5/21/12	86,900	988,292
Savola(3)	4/20/12	90,600	774,286
Yanbu National Petrochemicals Co.(1)(3)	1/7/13	22,500	285,885

Total Equity-Linked Securities
(identified cost $18,048,999)			$19,851,354

Investment Funds — 0.3%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,319,633	$6,539,677
Vietnam Growth Fund, Ltd.(1)	17,646	227,633

Total Investment Funds
(identified cost $7,999,691)		$6,767,310

Rights(1) — 0.0%(7)

Security	Shares	Value

Banco Bradesco SA, Exp. 1/31/11	5,939	$25,816
Industrial Holding Bulgaria PLC	35,060	0
Metropolitan Bank & Trust Co., Exp. 1/14/11	70,804	35,556
Naiade Resorts, Ltd.	29,917	7,442
Sociedad de Inversiones Pampa Calichera SA, Exp. 1/26/11	2,738	117

Total Rights
(identified cost $0)		$68,931

Short-Term Investments — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank & Trust Repurchase Agreement, dated 12/31/10, with a maturity date of 1/3/11, an interest rate of 0.01% and repurchase proceeds of $16,169,013; collateralized by $16,475,000 U.S. Treasury Bond, 2.75% due 12/31/17 and a market value of $16,495,594	$16,169	$16,169,000

Total Short-Term Investments
(identified cost $16,169,000)		$16,169,000

Total Investments — 99.9%
(identified cost $1,592,587,953)		$2,547,435,967

Other Assets, Less Liabilities — 0.1%		$1,901,594

Net Assets — 100.0%		$2,549,337,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Ltd.

PDR - Philippine Deposit Receipt

PFC Shares - Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2010, the aggregate value of these securities is $22,448,473 or 0.9% of the Fund’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	14.4%	$367,430,340
Hong Kong Dollar	8.0	204,404,290
Mexican Peso	6.6	167,853,400
New Taiwan Dollar	6.5	165,528,035
South African Rand	6.4	164,388,775
South Korean Won	6.3	161,847,388
Brazilian Real	5.8	147,424,531
Indian Rupee	5.2	132,895,504
Thailand Baht	3.2	81,956,962
Malaysian Ringgit	3.1	78,303,424
Polish Zloty	3.0	75,870,942
Indonesian Rupiah	2.9	72,871,117
New Turkish Lira	2.7	69,205,611
Chilean Peso	2.2	56,228,354
Qatari Riyal	1.7	42,494,645
Philippine Peso	1.7	42,360,113
Kuwaiti Dinar	1.6	40,309,769
Hungarian Forint	1.5	38,863,834
Moroccan Dirham	1.5	38,416,497
Czech Koruna	1.5	37,469,976
Egyptian Pound	1.4	36,832,738
Euro	1.3	34,459,911
Colombian Peso	1.2	31,026,027
United Arab Emirates Dirham	1.2	30,427,708
Other currency, less than 1% each	9.0	228,566,076

Total Investments	99.9%	$2,547,435,967

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	25.4%	$648,173,302
Materials	12.1	309,411,665
Industrials	11.0	280,010,954
Telecommunication Services	9.9	253,361,378
Energy	9.6	245,559,379
Consumer Staples	7.9	200,478,262
Consumer Discretionary	7.2	182,343,773
Information Technology	6.6	167,307,654
Utilities	4.0	102,699,947
Diversified	3.5	89,859,642
Health Care	1.8	45,224,770
Other	0.6	16,237,931
Investment Funds	0.3	6,767,310

Total Investments	99.9%	$2,547,435,967

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of December 31, 2010

Assets

Investments, at value (identified cost, $1,592,587,953)	$2,547,435,967
Cash	274
Foreign currency, at value (identified cost, $5,738,771)	5,783,824
Dividends and interest receivable	1,335,483
Receivable for investments sold	63,285
Receivable for Fund shares sold	2,612,148
Tax reclaims receivable	19,102

Total assets	$2,557,250,083

Liabilities

Payable for investments purchased	$2,141,980
Payable for Fund shares redeemed	3,579,735
Payable to affiliates:
Investment adviser fee	949,010
Administration fee	1,054,456
Accrued foreign capital gains taxes	187,341

Total liabilities	$7,912,522

Net Assets	$2,549,337,561

Sources of Net Assets

Paid-in capital	$1,717,764,170
Accumulated net realized loss	(93,049,132)
Accumulated distributions in excess of net investment income	(30,106,696)
Net unrealized appreciation	954,729,219

Total	$2,549,337,561

Class I Shares

Net Assets	$2,549,337,561
Shares Outstanding	49,867,305
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$51.12

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

Statement of Operations

For the Six Months Ended
December 31, 2010

Investment Income

Dividends (net of foreign taxes, $2,203,082)	$19,663,282
Interest	5,923

Total investment income	$19,669,205

Expenses

Investment adviser fee	$5,107,832
Administration fee	5,675,369
Stock dividend tax	139,333

Total expenses	$10,922,534

Net investment income	$8,746,671

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $17,108)	$17,463,275
Foreign currency	(37,107)

Net realized gain	$17,426,168

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $2,015,519)	$499,038,110
Foreign currency	115,875

Net change in unrealized appreciation (depreciation)	$499,153,985

Net realized and unrealized gain	$516,580,153

Net increase in net assets from operations	$525,326,824

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	December 31, 2010	Year Ended
in Net Assets	(Unaudited)	June 30, 2010

From operations —
Net investment income	$8,746,671	$25,882,847
Net realized gain (loss) from investment and foreign currency transactions	17,426,168	(14,734,886)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	499,153,985	286,334,903

Net increase in net assets from operations	$525,326,824	$297,482,864

Distributions to shareholders —
From net investment income	$(44,000,098)	$(17,001,447)

Total distributions to shareholders	$(44,000,098)	$(17,001,447)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$313,727,389	$518,811,578
Net asset value of shares issued to shareholders in payment of distributions declared	29,600,150	11,129,509
Cost of shares redeemed	(126,676,322)	(218,418,087)
Redemption fees	2,253,612	3,749,690

Net increase in net assets from Fund share transactions	$218,904,829	$315,272,690

Net increase in net assets	$700,231,555	$595,754,107

Net Assets

At beginning of period	$1,849,106,006	$1,253,351,899

At end of period	$2,549,337,561	$1,849,106,006

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(30,106,696)	$5,146,731

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended June 30,
	December 31, 2010
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$40.800		$33.060	$47.940	$47.670	$31.600	$23.880

Income (Loss) From Operations

Net investment income(1)	$0.185		$0.634	$0.731	$0.857	$0.700	$0.550
Net realized and unrealized gain (loss)	10.983		7.439	(15.029)	0.953	16.070	7.810

Total income (loss) from operations	$11.168		$8.073	$(14.298)	$1.810	$16.770	$8.360

Less Distributions

From net investment income	$(0.896)		$(0.425)	$(0.747)	$(0.933)	$(0.750)	$(0.660)
From net realized gain	—		—	—	(0.728)	—	—

Total distributions	$(0.896)		$(0.425)	$(0.747)	$(1.661)	$(0.750)	$(0.660)

Redemption fees(1)	$0.048		$0.092	$0.165	$0.121	$0.050	$0.020

Net asset value — End of period	$51.120		$40.800	$33.060	$47.940	$47.670	$31.600

Total Return(2)	27.51	%(3)	24.66%	(29.00)%	3.71%	53.79%	35.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,549,338		$1,849,106	$1,253,352	$1,456,200	$1,168,050	$557,634
Ratios (as a percentage of average daily net assets):
Expenses	0.96	%(4)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.77	%(4)	1.54%	2.37%	1.68%	1.80%	1.84%
Portfolio Turnover	3	%(3)	11%	14%	4%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

See notes to financial statements

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Parametric Tax-Managed Emerging Markets Fund (formerly, Eaton Vance Tax-Managed Emerging Markets Fund) (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Fund is subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the six months ended December 31, 2010, such tax amounted to $419,598 and is included in net realized gain (loss) on foreign currency.

At June 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $103,968,781 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2017 ($6,576,373) and June 30, 2018 ($97,392,408).

Additionally, at June 30, 2010, the Fund had a net capital loss of $4,231,517 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2011.

As of December 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended June 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates.

Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund’s investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund’s repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2010, the investment adviser fee amounted to $5,107,832. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2010, the administration fee amounted to $5,675,369. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees’ fees incurred by the Fund for the six months ended December 31, 2010 were paid by EVM.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $250,849,705 and $62,868,631, respectively, for the six months ended December 31, 2010.

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010

Sales	6,591,512	12,464,104
Issued to shareholders electing to receive payments of distributions in Fund shares	584,521	264,547
Redemptions	(2,625,183)	(5,326,310)

Net increase	4,550,850	7,402,341

For the six months ended December 31, 2010 and year ended June 30, 2010, the Fund received $2,253,612 and $3,749,690, respectively, in redemption fees.

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,605,563,311

Gross unrealized appreciation	$996,402,096
Gross unrealized depreciation	(54,529,440)

Net unrealized appreciation	$941,872,656

7   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended December 31, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Eaton Vance Parametric Tax-Managed Emerging Markets Fund as of December 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$61,667,459	$939,493,683		$0	$1,001,161,142
Emerging Europe	77,521,064	404,957,674		—	482,478,738
Latin America	503,017,602	16,949		0	503,034,551
Middle East/Africa	174,017,432	343,349,448		538,061	517,904,941

Total Common Stocks	$816,223,557	$1,687,817,754	*	$538,061	$2,504,579,372

Equity-Linked Securities	$—	$19,851,354		$—	$19,851,354
Investment Funds	—	6,767,310		—	6,767,310
Rights	25,816	43,115		—	68,931
Short-Term Investments	—	16,169,000		—	16,169,000

Total Investments	$816,249,373	$1,730,648,533		$538,061	$2,547,435,967

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2010	$0
Realized gains (losses)	61,493
Change in net unrealized appreciation (depreciation)*	(591,833)
Cost of purchases	—
Proceeds from sales	(61,493)
Accrued discount (premium)	—
Transfers to Level 3**	1,129,894
Transfers from Level 3**	—

Balance as of December 31, 2010	$538,061

Change in net unrealized appreciation (depreciation) on investments still held as of December 31, 2010*	$(591,833)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended, was not significant.

All Level 3 investments held at June 30, 2010 were valued at $0.

10   Name Change

Effective November 1, 2010, the name of the Fund was changed from Eaton Vance Tax-Managed Emerging Markets Fund.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and subadvisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Parametric Tax-Managed Emerging Markets Fund

OFFICERS AND TRUSTEES

Officers
Michael W. Weilheimer
President

Thomas P. Huggins
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

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Investment Adviser and Administrator of
Eaton Vance Parametric Tax-Managed Emerging Markets Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Parametric Tax-Managed Emerging Markets Fund
Parametric Portfolio Associates LLC
1918 Eighth Avenue,
Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Parametric Tax-Managed Emerging Markets Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2050-2/11	TMEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	February 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 9, 2011

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	February 9, 2011